UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22099

Gateway Trust

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

June 30, 2017

Gateway Fund

Gateway Equity Call Premium Fund

Mirova Global Green Bond Fund

Mirova Global Sustainable Equity Fund

TABLE OF CONTENTS

Portfolio Review  page 1

Portfolio of Investments  page 20

Financial Statements  page  49

Notes to Financial Statements  page 74

Shareholder Supplement  enclosed

GATEWAY FUND

Managers	Symbols
Daniel M. Ashcraft, CFA®	Class A GATEX
Michael T. Buckius, CFA®	Class C GTECX
Paul R. Stewart, CFA®	Class N GTENX
Kenneth H. Toft, CFA®	Class Y GTEYX
Gateway Investment Advisers, LLC

Investment Goal

The fund seeks to capture the majority of returns associated with equity market investments, while exposing investors to less risk than other equity investments.

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Average Annual Total Returns — June 30, 20175

						Expense Ratios[6]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 2/19/08)[1]
NAV	5.05%	9.28%	5.36%	3.18%	—%	0.77%	0.70%

Class A (Inception 12/07/77)[1]
NAV	4.95	9.04	5.11	2.96	—	1.02	0.94
With 5.75% Maximum Sales Charge	-1.08	2.78	3.87	2.35	—

Class C (Inception 2/19/08)[1]
NAV	4.54	8.22	4.31	2.18	—	1.77	1.70
With CDSC[2]	3.54	7.22	4.31	2.18	—

Class N (Inception 5/1/17)
NAV	—	—	—	—	1.20	0.70	0.65

Comparative Performance
S&P 500® Index[3]	9.34	17.90	14.63	7.18	1.86
Bloomberg Barclays U.S. Aggregate Bond Index[4]	2.27	-0.31	2.21	4.48	0.89

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For more recent month-end performance, visit ngam.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	As of the close of business on February 15, 2008, the Fund acquired the assets and liabilities of Gateway Fund (the “Predecessor Fund”), a series of The Gateway Trust, an Ohio business trust. The Fund is the successor to the Predecessor Fund. Prior to 2/15/08 performance of Class A shares is that of the Predecessor Fund, restated to reflect the sales load of Class A shares. Prior to the inception of Class C shares (2/19/08), performance is that of the Predecessor Fund, restated to reflect the higher net expenses and sales loads of Class C shares. Prior to the inception of Class Y shares (2/19/08), performance is that of the Predecessor Fund.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

4	Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

6	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/18. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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GATEWAY EQUITY CALL PREMIUM FUND

Managers	Symbols
Daniel M. Ashcraft, CFA®	Class A GCPAX
Michael T. Buckius, CFA®	Class C GCPCX
Kenneth H. Toft, CFA®	Class N GCPNX
Gateway Investment Advisers, LLC	Class Y GCPYX

Investment Goal

The Fund seeks total return with less risk than U.S. equity markets.

3  |

Average Annual Total Returns — June 30, 20174

					Expense Ratios[5]
	6 Months	1 Year	Life of Class		Gross	Net

Class Y (Inception 9/30/14)			Class A/C/Y	Class N
NAV	5.82%	11.77%	6.49%	—%	1.06%	0.95%

Class A (Inception 9/30/14)
NAV	5.70	11.62	6.26	—	1.31	1.20
With 5.75% Maximum Sales Charge	-0.34	5.22	3.99	—

Class C (Inception 9/30/14)
NAV	5.31	10.74	5.50	—	1.98	1.95
With CDSC[1]	4.31	9.74	5.50	—

Class N (Inception 5/1/17)
NAV	—	—	—	1.44	1.00	0.90

Comparative Performance
CBOE S&P 500 BuyWrite Index (BXMSM)[2]	7.21	12.06	6.80	2.07
S&P 500® Index[3]	9.34	17.90	10.09	1.86

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The CBOE S&P 500 BuyWrite Index (BXMSM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500® Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500® Index (SPXSM) “covered” call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

3

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/18. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

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MIROVA GLOBAL GREEN BOND FUND

Managers	Symbols
Christopher Wigley	Class A MGGAX
Marc Briand	Class N MGGNX
Natixis Asset Management U.S., LLC	Class Y MGGYX

Investment Goal

The Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds.

Total Returns — June 30, 20172

		Expense Ratios[3]
	Life of Fund	Gross	Net

Class Y (Inception 2/28/17)
NAV	0.40%	1.20%	0.70%

Class A (Inception 2/28/17)
NAV	0.30	1.45	0.95
With 4.25% Maximum Sales Charge	-3.93

Class N (Inception 2/28/17)
NAV	0.50	1.11	0.65

Comparative Performance
Bloomberg Barclays MSCI Green Bond Index[1]	1.03

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	The Bloomberg Barclays MSCI Green Bond Index provides a broad-based measure of global fixed-income securities issued to fund projects with direct environmental benefits according to MSCI ESG Research’s green bond criteria. The green bonds are primarily investment-grade, or may be classified by other sources when bond ratings are not available. The Index may include green bonds from the corporate, securitized, Treasury, or government-related sectors.

2	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/18. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

5  |

MIROVA GLOBAL SUSTAINABLE EQUITY FUND

Managers	Symbols
Jens Peers, CFA®	Class A ESGMX
Suzanne Senellart	Class C ESGCX
Hua Cheng, CFA®, PhD	Class N ESGNX
Natixis Asset Management U.S., LLC	Class Y ESGYX

Investment Goal

The Fund seeks long-term capital appreciation.

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MIROVA GLOBAL SUSTAINABLE EQUITY FUND

Average Annual Total Returns — June 30, 20173

					Expense Ratios[4]
	6 Months	1 Year	Life of Class		Gross	Net

Class Y (Inception 3/31/16)			Class A/C/Y	Class N
NAV	17.76%	18.00%	13.34%	—%	1.21%	1.05%

Class A (Inception 3/31/16)
NAV	17.58	17.75	13.06	—	1.72	1.30
With 5.75% Maximum Sales Charge	10.86	11.02	7.82	—

Class C (Inception 3/31/16)
NAV	17.16	16.94	12.25	—	2.20	2.05
With CDSC[1]	16.16	15.94	12.25	—

Class N (Inception 5/1/17)
NAV	—		—	3.37	1.20	1.00

Comparative Performance
MSCI World Index (Net)[2]	10.66	18.20	15.25	2.28

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	MSCI World Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets. It is composed of common stocks of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. dollars and local currencies. You may not invest directly in an index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense caps set to expire on 4/30/18. When a Fund’s expenses are below the cap, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense caps.

7  |

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived form third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2017 through June 30, 2017. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your Class.

The second line for the table of each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

9  |

GATEWAY FUND	BEGINNING ACCOUNT VALUE 1/1/2017	ENDING ACCOUNT VALUE 6/30/2017	EXPENSES PAID DURING PERIOD* 1/1/2017 – 6/30/2017
Class A
Actual	$1,000.00	$1,049.50	$4.78	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71	*
Class C
Actual	$1,000.00	$1,045.40	$8.62	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	$8.50	*
Class N
Actual	$1,000.00	$1,012.00	$1.07	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	*
Class Y
Actual	$1,000.00	$1,050.50	$3.56	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.94%, 1.70%, 0.65% and 0.70% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, C and Y are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.94%, 1.70% and 0.70%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on May 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.65%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (60), divided by 365 (to reflect the partial period).

GATEWAY EQUITY CALL PREMIUM FUND	BEGINNING ACCOUNT VALUE 1/1/2017	ENDING ACCOUNT VALUE 6/30/2017	EXPENSES PAID DURING PERIOD* 1/1/2017 – 6/30/2017
Class A
Actual	$1,000.00	$1,057.00	$6.12	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01	*
Class C
Actual	$1,000.00	$1,053.10	$9.93	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	$9.74	*
Class N
Actual	$1,000.00	$1,014.40	$1.49	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	*
Class Y
Actual	$1,000.00	$1,058.20	$4.85	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95%, 0.90% and 0.95% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, C and Y are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on May 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.90%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (60), divided by 365 (to reflect the partial period).

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MIROVA GLOBAL GREEN BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2017	ENDING ACCOUNT VALUE 6/30/2017	EXPENSES PAID DURING PERIOD* 1/1/2017 – 6/30/2017
Class A
Actual	$1,000.00	$1,003.00	$3.28	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.94	$4.91	*
Class N
Actual	$1,000.00	$1,005.00	$2.25	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.36	*
Class Y
Actual	$1,000.00	$1,004.00	$2.44	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.18	$3.66	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.98%, 0.67% and 0.73% for Class A, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[1]

Fund commenced operations on February 28, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.98%, 0.67% and 0.73% for Class A, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (122), divided by 365 (to reflect the partial period).

MIROVA GLOBAL SUSTAINABLE EQUITY FUND	BEGINNING ACCOUNT VALUE 1/1/2017	ENDING ACCOUNT VALUE 6/30/2017	EXPENSES PAID DURING PERIOD* 1/1/2017 – 6/30/2017
Class A
Actual	$1,000.00	$1,175.80	$7.07	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.56	*
Class C
Actual	$1,000.00	$1,171.60	$11.09	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,014.58	$10.29	*
Class N
Actual	$1,000.00	$1,033.70	$1.69	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.79	$5.06	*
Class Y
Actual	$1,000.00	$1,177.60	$5.72	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.31	*

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.31%, 2.06%, 1.01% and 1.06% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, C and Y are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.31%, 2.06% and 1.06%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on May 1, 2017. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 1.01%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (60), divided by 365 (to reflect the partial period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS FOR GATEWAY FUND, GATEWAY EQUITY CALL PREMIUM FUND AND MIROVA GLOBAL SUSTAINABLE EQUITY FUND

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers (the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts, with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (v) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vi) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory

|  12

and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and fee differentials against each Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds.

The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements at its meeting held in June 2017. The Agreements were continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by NGAM Advisors, L.P. (“NGAM Advisors”). They also considered the administrative services provided by NGAM Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that also measured the performance of the Funds on a risk adjusted basis.

13  |

The Board noted that, through December 31, 2016, each Fund’s one- and three-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year
Gateway Fund	40%	39%
Gateway Equity Call Premium Fund	18%	N/A
Mirova Global Sustainable Equity Fund	N/A	N/A

With respect to Mirova Global Sustainable Equity Fund, which commenced operations on March 31, 2016 and thus had not yet been in operation for a full year as of December 31, 2016, one- and three-year performance was not available.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, as well as the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. The Trustees considered that management had instituted breakpoints for Gateway Fund and expense caps for each of the Funds and they considered the amounts waived or reimbursed by the Adviser under the cap for each Fund.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed

|  14

information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, and whether the Advisers had implemented breakpoints and/or expense caps with respect to the Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the advisory fees charged to the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that Gateway Fund had breakpoints in its advisory fee and that each Fund was subject to an expense cap or waiver. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under a separate agreement covering administrative services.

15  |

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of NGAM Advisors from the retention of the Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2018.

|  16

BOARD APPROVAL OF THE INITIAL ADVISORY AGREEMENT FOR MIROVA GLOBAL GREEN BOND FUND

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that both the full Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”), voting separately, initially approve any new investment advisory agreements for a registered investment company, including a newly formed fund such as the Mirova Global Green Bond Fund (the “Fund”). The Trustees, including the Independent Trustees, unanimously approved, for an initial two-year term, the proposed investment advisory agreement (the “Agreement”) for the Fund at an in-person meeting held on November 18, 2016.

In connection with this review, Fund management and other representatives of the Fund’s adviser, Natixis Asset Management U.S., LLC (the “Adviser”), distributed to the Trustees materials including, among other items, information regarding (i) the Fund’s investment objective, strategies and risks, (ii) the proposed advisory fees and other expenses to be charged to the Fund, including information comparing the Fund’s expenses to those of peer groups and categories of funds and information on fees charged to other funds and accounts advised by the Adviser and the proposed expense cap, (iii) the size, education and experience of the Adviser’s investment staff and the investment strategies proposed to be used in managing the Fund, (iv) proposed arrangements for the distribution of the Fund’s shares, (v) information about the Adviser’s performance, and (vi) the general economic outlook with particular emphasis on the mutual fund industry.

The Trustees also considered the fact that they oversee other funds advised by the Adviser as well as information about the Adviser they had received in connection with their oversight of those other funds. Because the Fund is newly formed and had not commenced operations at the time of the Trustees’ review, certain information, including data relating to Fund performance, was not available, and therefore could not be distributed to the Trustees. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional materials from, the Adviser.

In considering whether to initially approve the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving weight to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below:

The nature, extent and quality of the services to be provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services to be provided by the Adviser and its affiliates to the Fund, and the resources to be dedicated to the Fund by the Adviser and its affiliates. The Trustees considered their experience with other funds advised by the Adviser, as well as the affiliation between the Adviser and Natixis Global Asset Management, L.P. (“Natixis US”), whose affiliates provide investment advisory services to other funds in the same family of mutual funds. In this regard, the Trustees considered not only the advisory services proposed to be provided by the Adviser to the

17  |

Fund, but also the monitoring and administrative services proposed to be provided by NGAM Advisors, L.P. (“NGAM Advisors”) and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the scope of the services to be provided to the Fund under the Agreement seemed consistent with the Fund’s operational requirements, and that the Adviser had the capabilities, resources and personnel necessary to provide the advisory services that would be required by the Fund. The Trustees determined that the nature, extent and quality of services proposed to be provided under the Agreement supported approval of the Agreement.

Investment performance of the Fund and the Adviser. Because the Fund had not yet commenced operations, performance information for the Fund was not considered; however, the Board considered the performance of other funds and accounts managed by the Adviser’s affiliate, Mirova.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that these relevant factors supported approval of the Agreement.

The costs of the services to be provided by the Adviser and its affiliates and the profits to be realized by the Adviser and its affiliates from its relationship with the Fund. Although the Fund had not yet commenced operations at the time of the Trustees’ review of the Agreement, the Trustees reviewed information comparing the proposed advisory fees and estimated total expenses of the Fund’s share classes with the fees and expenses of comparable share classes of comparable funds identified by the Adviser, including information about how those funds were selected and information about differences in such fees. In evaluating the Fund’s proposed advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund. The Trustees also noted that the Fund would have an expense cap in place. In addition, the Trustees considered information regarding the administrative and distribution fees to be paid by the Fund to the Adviser’s affiliates.

Because the Fund had not yet commenced operations, historical profitability information with respect to the Fund was not considered. However, the Trustees noted the information provided in court cases in which adviser profitability was an issue, the estimated expense level of the Fund, and that the Fund would be subject to an expense cap.

|  18

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fees and expenses proposed to be charged to the Fund were fair and reasonable, and supported the approval of the Agreement.

Economies of scale. The Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing the Fund, and whether those economies could be shared with the Fund through breakpoints in the advisory fees or other means, such as expense waivers or caps. The Trustees noted that the Fund will be subject to an expense cap. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale might be shared with the Fund supported the approval of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	The compliance-related resources the Adviser and its affiliates would provide to the Fund.

•

The nature, quality, cost and extent of administrative and shareholder services to be performed by the Adviser and its affiliates, both under the Agreement and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the Natixis organization from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the Agreement should be approved.

19  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks — 98.3% of Net Assets
	Aerospace & Defense — 2.1%
310,104	Boeing Co. (The)(b)	$61,323,066
250,065	Raytheon Co.(b)	40,380,496
49,489	TransDigm Group, Inc.(b)	13,306,107
429,972	United Technologies Corp.(b)	52,503,881

		167,513,550

	Air Freight & Logistics — 0.6%
417,262	United Parcel Service, Inc., Class B(b)	46,145,005

	Airlines — 0.6%
103,553	Alaska Air Group, Inc.(b)	9,294,917
361,947	American Airlines Group, Inc.(b)	18,213,173
229,758	JetBlue Airways Corp.(b)(c)	5,245,375
237,587	United Continental Holdings, Inc.(b)(c)	17,878,422

		50,631,887

	Auto Components — 0.2%
39,391	Adient PLC	2,575,383
66,037	Autoliv, Inc.(b)	7,250,863
107,988	Cooper Tire & Rubber Co.(b)	3,898,367

		13,724,613

	Automobiles — 0.4%
2,669,073	Ford Motor Co.(b)	29,866,927
9,266	Tesla, Inc.(b)(c)	3,350,678

		33,217,605

	Banks — 6.7%
402,446	Associated Banc-Corp(b)	10,141,639
4,298,833	Bank of America Corp.(b)	104,289,689
1,284,210	Citigroup, Inc.(b)	85,887,965
1,527,018	Huntington Bancshares, Inc.(b)	20,645,283
1,550,620	JPMorgan Chase & Co.(b)	141,726,668
298,477	Old National Bancorp(b)	5,148,728
53,245	Signature Bank(b)(c)	7,642,255
35,433	SVB Financial Group(b)(c)	6,228,767
982,746	U.S. Bancorp(b)	51,024,172
1,833,838	Wells Fargo & Co.(b)	101,612,964

		534,348,130

	Beverages — 2.1%
1,706,336	Coca-Cola Co. (The)(b)	76,529,170
328,187	Monster Beverage Corp.(b)(c)	16,304,330
658,204	PepsiCo, Inc.(b)	76,015,980

		168,849,480

	Biotechnology — 3.4%
650,404	AbbVie, Inc.(b)	47,160,794
133,803	Alexion Pharmaceuticals, Inc.(b)(c)	16,279,811
319,705	Amgen, Inc.(b)	55,062,792

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Biotechnology — continued
115,653	Biogen, Inc.(b)(c)	$31,383,598
90,007	Bioverativ, Inc.(b)(c)	5,415,721
375,874	Celgene Corp.(b)(c)	48,814,756
585,394	Gilead Sciences, Inc.(b)	41,434,187
40,809	Shire PLC, Sponsored ADR(b)	6,744,504
127,242	Vertex Pharmaceuticals, Inc.(b)(c)	16,397,677

		268,693,840

	Building Products — 0.5%
271,553	Fortune Brands Home & Security, Inc.(b)	17,716,118
512,275	Johnson Controls International PLC(b)	22,212,244

		39,928,362

	Capital Markets — 2.4%
109,306	Affiliated Managers Group, Inc.(b)	18,129,493
755,266	Charles Schwab Corp. (The)(b)	32,446,227
160,809	CME Group, Inc.(b)	20,139,719
229,307	Eaton Vance Corp.(b)	10,850,807
179,051	Goldman Sachs Group, Inc. (The)(b)	39,731,417
384,554	Intercontinental Exchange, Inc.(b)	25,349,800
173,715	Legg Mason, Inc.(b)	6,628,965
716,936	Morgan Stanley(b)	31,946,668
64,552	TD Ameritrade Holding Corp.	2,775,091
131,048	Waddell & Reed Financial, Inc., Class A(b)	2,474,186

		190,472,373

	Chemicals — 2.1%
21,205	AdvanSix, Inc.(c)	662,444
88,848	Ashland Global Holdings, Inc.(b)	5,855,972
86,331	Celanese Corp., Series A(b)	8,196,265
588,495	Dow Chemical Co. (The)(b)	37,116,380
375,150	E.I. du Pont de Nemours & Co.(b)	30,278,357
184,579	Eastman Chemical Co.(b)	15,502,790
26,001	Ingevity Corp.(c)	1,492,457
227,999	LyondellBasell Industries NV, Class A(b)	19,240,836
225,370	Monsanto Co.(b)	26,674,793
108,193	Olin Corp.	3,276,084
194,640	RPM International, Inc.(b)	10,617,612
212,102	Valvoline, Inc.(b)	5,031,059

		163,945,049

	Commercial Services & Supplies — 0.3%
299,148	Waste Management, Inc.(b)	21,942,506

	Communications Equipment — 1.0%
2,131,010	Cisco Systems, Inc.(b)	66,700,613
122,422	Motorola Solutions, Inc.(b)	10,618,884
39,211	Palo Alto Networks, Inc.(b)(c)	5,246,824

		82,566,321

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Consumer Finance — 0.7%
181,225	Ally Financial, Inc.(b)	$3,787,602
405,271	American Express Co.(b)	34,140,029
275,482	Discover Financial Services(b)	17,132,226

		55,059,857

	Containers & Packaging — 0.4%
131,706	Avery Dennison Corp.(b)	11,638,859
170,926	Sonoco Products Co.(b)	8,789,015
226,905	WestRock Co.(b)	12,856,437

		33,284,311

	Distributors — 0.2%
201,664	Genuine Parts Co.(b)	18,706,353

	Diversified Financial Services — 1.8%
857,015	Berkshire Hathaway, Inc., Class B(b)(c)	145,152,631

	Diversified Telecommunication Services — 2.1%
2,422,299	AT&T, Inc.(b)	91,393,341
1,609,780	Verizon Communications, Inc.(b)	71,892,775

		163,286,116

	Electric Utilities — 1.8%
447,699	Alliant Energy Corp.(b)	17,984,069
844,167	American Electric Power Co., Inc.(b)	58,644,281
570,436	Duke Energy Corp.(b)	47,682,745
139,370	Hawaiian Electric Industries, Inc.(b)	4,512,801
224,412	OGE Energy Corp.(b)	7,807,293
80,276	Westar Energy, Inc.	4,256,234

		140,887,423

	Electrical Equipment — 0.5%
226,223	Eaton Corp. PLC(b)	17,606,936
351,238	Emerson Electric Co.(b)	20,940,809
40,121	Hubbell, Inc.(b)	4,540,494

		43,088,239

	Electronic Equipment, Instruments & Components — 0.5%
696,515	Corning, Inc.(b)	20,930,276
267,645	TE Connectivity Ltd.(b)	21,058,308

		41,988,584

	Energy Equipment & Services — 1.1%
228,429	Baker Hughes, Inc.(b)	12,451,665
563,571	Halliburton Co.(b)	24,070,117
316,263	Patterson-UTI Energy, Inc.(b)	6,385,350
677,201	Schlumberger Ltd.(b)	44,586,914

		87,494,046

	Food & Staples Retailing — 1.6%
532,343	CVS Health Corp.(b)	42,832,318
604,673	Wal-Mart Stores, Inc.(b)	45,761,652

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Food & Staples Retailing — continued
512,939	Walgreens Boots Alliance, Inc.(b)	$40,168,253

		128,762,223

	Food Products — 1.3%
85,855	Bunge Ltd.(b)	6,404,783
575,060	Conagra Brands, Inc.(b)	20,564,145
46,426	Ingredion, Inc.(b)	5,534,443
356,473	Kraft Heinz Co. (The)(b)	30,528,348
100,721	Lamb Weston Holdings, Inc.(b)	4,435,753
846,062	Mondelez International, Inc., Class A(b)	36,541,418

		104,008,890

	Gas Utilities — 0.1%
135,393	National Fuel Gas Co.(b)	7,560,345
3,539	ONE Gas, Inc.	247,057
46,020	WGL Holdings, Inc.(b)	3,839,449

		11,646,851

	Health Care Equipment & Supplies — 2.7%
801,428	Abbott Laboratories(b)	38,957,415
58,486	Align Technology, Inc.(b)(c)	8,779,918
333,275	Baxter International, Inc.(b)	20,176,469
1,133,907	Boston Scientific Corp.(b)(c)	31,431,902
390,750	Hologic, Inc.(b)(c)	17,732,235
29,316	Intuitive Surgical, Inc.(b)(c)	27,421,307
738,100	Medtronic PLC(b)	65,506,375
97,271	ResMed, Inc.(b)	7,574,493

		217,580,114

	Health Care Providers & Services — 2.9%
228,561	Aetna, Inc.(b)	34,702,417
173,625	Anthem, Inc.(b)	32,664,071
364,086	Express Scripts Holding Co.(b)(c)	23,243,250
215,161	HCA Healthcare, Inc.(b)(c)	18,762,039
155,514	Patterson Cos., Inc.(b)	7,301,383
142,519	Quest Diagnostics, Inc.(b)	15,842,412
452,936	UnitedHealth Group, Inc.(b)	83,983,393
115,265	Universal Health Services, Inc., Class B(b)	14,071,551

		230,570,516

	Hotels, Restaurants & Leisure — 1.6%
45,202	Domino’s Pizza, Inc.(b)	9,561,579
86,394	Hilton Grand Vacations, Inc.(c)	3,115,368
176,551	Hilton Worldwide Holdings, Inc.(b)	10,919,679
60,770	Las Vegas Sands Corp.(b)	3,882,595
425,841	McDonald’s Corp.(b)	65,221,808
107,226	Melco Resorts & Entertainment Ltd., Sponsored ADR	2,407,224
219,227	MGM Resorts International(b)	6,859,613
114,810	Norwegian Cruise Line Holdings Ltd.(b)(c)	6,233,035
108,499	Restaurant Brands International, Inc.(b)	6,785,527

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
598,591	Wendy’s Co. (The)(b)	$9,284,146

		124,270,574

	Household Durables — 0.7%
219,810	Leggett & Platt, Inc.(b)	11,546,619
316,702	Newell Brands, Inc.(b)	16,981,561
432,999	Toll Brothers, Inc.(b)	17,107,791
25,325	Tupperware Brands Corp.	1,778,575
46,731	Whirlpool Corp.(b)	8,954,594

		56,369,140

	Household Products — 1.8%
237,951	Church & Dwight Co., Inc.(b)	12,344,898
465,353	Colgate-Palmolive Co.(b)	34,496,618
128,467	Kimberly-Clark Corp.(b)	16,586,374
924,280	Procter & Gamble Co. (The)(b)	80,551,002

		143,978,892

	Industrial Conglomerates — 2.8%
310,884	3M Co.(b)	64,722,940
3,462,584	General Electric Co.(b)	93,524,394
477,289	Honeywell International, Inc.(b)	63,617,851

		221,865,185

	Insurance — 2.2%
271,852	Aflac, Inc.(b)	21,117,463
285,770	Allstate Corp. (The)(b)	25,273,499
70,796	American Financial Group, Inc.(b)	7,034,999
491,878	American International Group, Inc.(b)	30,752,213
201,136	Aon PLC(b)	26,741,031
289,611	Arthur J. Gallagher & Co.(b)	16,580,230
128,836	FNF Group(b)	5,775,718
235,746	Lincoln National Corp.(b)	15,931,715
262,192	Principal Financial Group, Inc.(b)	16,798,641
208,648	XL Group Ltd.(b)	9,138,782

		175,144,291

	Internet & Direct Marketing Retail — 2.8%
162,518	Amazon.com, Inc.(b)(c)	157,317,424
186,574	Netflix, Inc.(b)(c)	27,876,021
20,638	Priceline Group, Inc. (The)(b)(c)	38,603,792

		223,797,237

	Internet Software & Services — 5.1%
134,681	Alphabet, Inc., Class A(b)(c)	125,210,232
108,945	Alphabet, Inc., Class C(b)(c)	99,001,590
23,274	Baidu, Inc., Sponsored ADR(b)(c)	4,162,788
558,601	eBay, Inc.(b)(c)	19,506,347
959,972	Facebook, Inc., Class A(b)(c)	144,936,572
127,429	VeriSign, Inc.(b)(c)	11,845,800

		404,663,329

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	IT Services — 3.5%
253,419	Automatic Data Processing, Inc.(b)	$25,965,311
122,468	Broadridge Financial Solutions, Inc.(b)	9,253,682
351,383	Cognizant Technology Solutions Corp., Class A(b)	23,331,831
295,444	Fidelity National Information Services, Inc.(b)	25,230,918
47,551	FleetCor Technologies, Inc.(b)(c)	6,857,330
333,156	International Business Machines Corp.(b)	51,249,387
265,203	Paychex, Inc.(b)	15,100,659
547,732	PayPal Holdings, Inc.(b)(c)	29,396,776
902,133	Visa, Inc., Class A(b)	84,602,033
340,517	Western Union Co. (The)(b)	6,486,849

		277,474,776

	Leisure Products — 0.2%
316,633	Mattel, Inc.(b)	6,817,109
63,192	Polaris Industries, Inc.(b)	5,828,198

		12,645,307

	Life Sciences Tools & Services — 0.2%
87,247	Illumina, Inc.(b)(c)	15,139,099

	Machinery — 1.8%
302,599	Caterpillar, Inc.(b)	32,517,289
123,182	Cummins, Inc.(b)	19,982,584
161,197	Deere & Co.(b)	19,922,337
148,584	Parker Hannifin Corp.(b)	23,746,695
186,383	Pentair PLC(b)	12,401,925
82,772	Snap-on, Inc.(b)	13,077,976
156,726	Stanley Black & Decker, Inc.(b)	22,056,050
30,182	Timken Co. (The)	1,395,917

		145,100,773

	Media — 2.8%
2,063,848	Comcast Corp., Class A(b)	80,324,964
164,651	Liberty Global PLC, Series C(b)(c)	5,133,818
113,796	Liberty Global PLC LiLAC, Series C(c)	2,436,372
261,040	News Corp., Class B(b)	3,693,716
179,976	Omnicom Group, Inc.(b)	14,920,011
1,848,607	Sirius XM Holdings, Inc.(b)	10,111,880
342,934	Time Warner, Inc.(b)	34,434,003
74,823	Time, Inc.	1,073,710
679,082	Walt Disney Co. (The)(b)	72,152,463

		224,280,937

	Metals & Mining — 0.2%
196,763	Southern Copper Corp.(b)	6,813,903
237,754	Steel Dynamics, Inc.(b)	8,513,971
70,398	Worthington Industries, Inc.(b)	3,535,387

		18,863,261

	Multi-Utilities — 1.3%
340,631	Ameren Corp.(b)	18,622,297

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Multi-Utilities — continued
550,955	CenterPoint Energy, Inc.(b)	$15,085,148
277,606	Consolidated Edison, Inc.(b)	22,436,117
423,637	Public Service Enterprise Group, Inc.(b)	18,220,627
533,968	WEC Energy Group, Inc.(b)	32,774,956

		107,139,145

	Multiline Retail — 0.3%
120,545	Nordstrom, Inc.(b)	5,765,667
376,175	Target Corp.(b)	19,670,191

		25,435,858

	Oil, Gas & Consumable Fuels — 4.8%
125,669	Cheniere Energy, Inc.(b)(c)	6,121,337
811,596	Chevron Corp.(b)	84,673,811
235,143	Concho Resources, Inc.(b)(c)	28,576,929
835,239	ConocoPhillips(b)	36,717,106
247,101	Continental Resources, Inc.(b)(c)	7,988,775
1,678,899	Exxon Mobil Corp.(b)	135,537,516
413,758	Gulfport Energy Corp.(b)(c)	6,102,931
199,583	HollyFrontier Corp.(b)	5,482,545
483,998	Occidental Petroleum Corp.(b)	28,976,960
177,147	ONEOK, Inc.(b)	9,239,988
346,325	Phillips 66(b)	28,637,614

		378,055,512

	Personal Products — 0.0%
28,817	Herbalife Ltd.(c)	2,055,517

	Pharmaceuticals — 5.1%
190,492	Allergan PLC(b)	46,306,700
657,020	Bristol-Myers Squibb Co.(b)	36,609,155
402,261	Eli Lilly & Co.(b)	33,106,080
18,724	Jazz Pharmaceuticals PLC(c)	2,911,582
1,056,376	Johnson & Johnson(b)	139,747,981
1,087,725	Merck & Co., Inc.(b)	69,712,295
2,225,572	Pfizer, Inc.(b)	74,756,964

		403,150,757

	Professional Services — 0.3%
52,027	Dun & Bradstreet Corp. (The)(b)	5,626,720
219,909	Verisk Analytics, Inc.(b)(c)	18,553,722

		24,180,442

	REITs – Apartments — 0.3%
56,802	Camden Property Trust(b)	4,857,139
570,075	UDR, Inc.(b)	22,215,823

		27,072,962

	REITs – Diversified — 0.9%
227,564	Digital Realty Trust, Inc.(b)	25,703,354
943,920	Duke Realty Corp.(b)	26,382,564

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	REITs – Diversified — continued
304,696	Liberty Property Trust(b)	$12,404,174
43,229	SBA Communications Corp.(b)(c)	5,831,592

		70,321,684

	REITs – Health Care — 0.5%
170,806	Care Capital Properties, Inc.(b)	4,560,520
260,504	Healthcare Realty Trust, Inc.(b)	8,896,212
256,100	Senior Housing Properties Trust(b)	5,234,684
331,322	Ventas, Inc.(b)	23,020,252

		41,711,668

	REITs – Hotels — 0.1%
149,769	Park Hotels & Resorts, Inc.(b)	4,037,772

	REITs – Mortgage — 0.4%
634,597	AGNC Investment Corp.(b)	13,510,570
1,217,765	Annaly Capital Management, Inc.(b)	14,674,068

		28,184,638

	REITs – Office Property — 0.1%
79,786	Kilroy Realty Corp.	5,995,918
146,085	Mack-Cali Realty Corp.(b)	3,964,747

		9,960,665

	REITs – Shopping Centers — 0.3%
416,134	Regency Centers Corp.(b)	26,066,634

	REITs – Storage — 0.2%
197,197	Extra Space Storage, Inc.(b)	15,381,366

	Road & Rail — 0.9%
180,709	Avis Budget Group, Inc.(b)(c)	4,927,934
54,871	Canadian Pacific Railway Ltd.(b)	8,823,806
798,830	CSX Corp.(b)	43,584,165
193,789	Hertz Global Holdings, Inc.(c)	2,228,574
95,718	Old Dominion Freight Line, Inc.(b)	9,116,182

		68,680,661

	Semiconductors & Semiconductor Equipment — 3.5%
415,120	Advanced Micro Devices, Inc.(b)(c)	5,180,698
293,245	Analog Devices, Inc.(b)	22,814,461
691,115	Applied Materials, Inc.(b)	28,549,961
1,962,154	Intel Corp.(b)	66,203,076
308,438	Microchip Technology, Inc.(b)	23,805,245
260,558	NVIDIA Corp.(b)	37,666,264
606,331	QUALCOMM, Inc.(b)	33,481,598
133,395	Skyworks Solutions, Inc.(b)	12,799,250
585,429	Texas Instruments, Inc.(b)	45,037,053

		275,537,606

	Software — 5.1%
415,753	Activision Blizzard, Inc.(b)	23,934,900
310,153	Adobe Systems, Inc.(b)(c)	43,868,040

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)
	Software — continued
79,673	ANSYS, Inc.(b)(c)	$9,694,611
60,384	Dell Technologies, Inc., Class V(b)(c)	3,690,066
3,094,089	Microsoft Corp.(b)	213,275,555
341,278	Nuance Communications, Inc.(b)(c)	5,941,650
1,335,769	Oracle Corp.(b)	66,975,458
93,570	PTC, Inc.(b)(c)	5,157,578
80,892	ServiceNow, Inc.(b)(c)	8,574,552
430,582	Symantec Corp.(b)	12,163,942
86,038	Take-Two Interactive Software, Inc.(b)(c)	6,313,468
63,423	Workday, Inc., Class A(b)(c)	6,152,031

		405,741,851

	Specialty Retail — 2.4%
342,877	American Eagle Outfitters, Inc.(b)	4,131,668
160,823	Foot Locker, Inc.(b)	7,925,358
209,102	Gap, Inc. (The)(b)	4,598,153
581,133	Home Depot, Inc. (The)(b)	89,145,802
139,528	L Brands, Inc.(b)	7,519,164
514,810	Lowe’s Cos., Inc.(b)	39,913,219
127,284	Tiffany & Co.(b)	11,948,149
313,867	TJX Cos., Inc. (The)(b)	22,651,781

		187,833,294

	Technology Hardware, Storage & Peripherals — 3.7%
2,036,555	Apple, Inc.(b)	293,304,651

	Textiles, Apparel & Luxury Goods — 0.4%
141,346	Lululemon Athletica, Inc.(b)(c)	8,434,116
261,399	Michael Kors Holdings Ltd.(b)(c)	9,475,714
567,380	Under Armour, Inc., Class A(b)(c)	12,346,189
92,527	Under Armour, Inc., Class C(c)	1,865,344

		32,121,363

	Tobacco — 1.8%
875,043	Altria Group, Inc.(b)	65,164,452
626,273	Philip Morris International, Inc.(b)	73,555,764
185,745	Vector Group Ltd.(b)	3,960,083

		142,680,299

	Trading Companies & Distributors — 0.1%
101,499	GATX Corp.(b)	6,523,341

	Wireless Telecommunication Services — 0.0%
69,521	Sprint Corp.(c)	570,767

	Total Common Stocks (Identified Cost $4,819,183,404)	7,822,836,129

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Gateway Fund – (continued)

Contracts	Description	Value (†)
Purchased Options — 0.3%
	Index Options — 0.3%
3,126	On S&P 500® Index, Put expiring July 21, 2017 at 2175(c)	$289,155
3,756	On S&P 500® Index, Put expiring July 21, 2017 at 2225(c)	516,450
3,761	On S&P 500® Index, Put expiring August 18, 2017 at 2200(c)	1,786,475
3,754	On S&P 500® Index, Put expiring August 18, 2017 at 2225(c)	2,102,240
4,637	On S&P 500® Index, Put expiring September 15, 2017 at 2200(c)	4,289,225
5,345	On S&P 500® Index, Put expiring September 15, 2017 at 2225(c)	5,745,875
3,821	On S&P 500® Index, Put expiring September 15, 2017 at 2250(c)	4,795,355
3,764	On S&P 500® Index, Put expiring October 20, 2017 at 2200(c)	6,172,960

	Total Purchased Options (Identified Cost $50,792,210)	25,697,735

Principal Amount
Short-Term Investments — 2.1%
$163,577,872	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $163,582,507 on 7/03/2017 collateralized by $5,295,000 U.S. Treasury Note, 2.000% due 8/31/2021 valued at $5,383,723; $2,925,000 U.S. Treasury Note, 1.375% due 1/31/2021 valued at $2,913,335; $20,820,000 U.S. Treasury Note, 3.625% due 2/15/2021 valued at $22,540,586; $132,745,000 U.S. Treasury Note, 2.125% due 8/31/2020 valued at $135,898,756; $115,000 U.S. Treasury Note, 2.125% due 5/15/2025 valued at $114,902 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $163,577,872)	163,577,872

	Total Investments — 100.7% (Identified Cost $5,033,553,486)(a)	8,012,111,736
	Other assets less liabilities — (0.7)%	(53,701,984)

	Net Assets — 100.0%	$7,958,409,752

Contracts
Written Options — (1.2%)
	Index Options — (1.2%)
3,545	On S&P 500® Index, Call expiring July 14, 2017 at 2450	$(1,382,550)
3,317	On S&P 500® Index, Call expiring July 21, 2017 at 2390	(14,760,650)
3,691	On S&P 500® Index, Call expiring July 21, 2017 at 2400	(13,509,060)
3,693	On S&P 500® Index, Call expiring July 21, 2017 at 2425	(7,072,095)
3,561	On S&P 500® Index, Call expiring July 28, 2017 at 2440	(5,074,425)
3,552	On S&P 500® Index, Call expiring August 18, 2017 at 2375	(23,585,280)
3,692	On S&P 500® Index, Call expiring August 18, 2017 at 2425	(11,168,300)
3,353	On S&P 500® Index, Call expiring August 18, 2017 at 2450	(5,565,980)
3,560	On S&P 500® Index, Call expiring September 15, 2017 at 2450	(9,523,000)

	Total Written Options (Premiums Received $111,899,606)	$(91,641,340)

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Gateway Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2017, the net unrealized appreciation on investments based on a cost of $5,033,553,486 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$3,153,785,235
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(175,226,985)

	Net unrealized appreciation	$2,978,558,250

(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(c)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2017 (Unaudited)

Banks	6.7%
Software	5.1
Internet Software & Services	5.1
Pharmaceuticals	5.1
Oil, Gas & Consumable Fuels	4.8
Technology Hardware, Storage & Peripherals	3.7
IT Services	3.5
Semiconductors & Semiconductor Equipment	3.5
Biotechnology	3.4
Health Care Providers & Services	2.9
Media	2.8
Internet & Direct Marketing Retail	2.8
Industrial Conglomerates	2.8
Health Care Equipment & Supplies	2.7
Capital Markets	2.4
Specialty Retail	2.4
Insurance	2.2
Beverages	2.1
Aerospace & Defense	2.1
Chemicals	2.1
Diversified Telecommunication Services	2.1
Other Investments, less than 2% each	28.3
Short-Term Investments	2.1

Total Investments	100.7
Other assets less liabilities (including open written options)	(0.7)

Net Assets	100.0%

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks — 100.1% of Net Assets
	Aerospace & Defense — 2.2%
2,820	Boeing Co. (The)(b)	$557,655
468	Huntington Ingalls Industries, Inc.(b)	87,123
1,157	KLX, Inc.(b)(c)	57,850
1,615	Lockheed Martin Corp.(b)	448,340
1,683	Rockwell Collins, Inc.(b)	176,850
3,786	United Technologies Corp.(b)	462,308

		1,790,126

	Air Freight & Logistics — 0.9%
1,380	FedEx Corp.(b)	299,915
3,518	United Parcel Service, Inc., Class B(b)	389,056

		688,971

	Airlines — 0.7%
1,074	Alaska Air Group, Inc.(b)	96,402
4,731	Delta Air Lines, Inc.(b)	254,244
1,297	JetBlue Airways Corp.(b)(c)	29,611
2,058	United Continental Holdings, Inc.(b)(c)	154,864

		535,121

	Auto Components — 0.2%
555	Adient PLC(b)	36,286
684	Lear Corp.(b)	97,183

		133,469

	Automobiles — 0.5%
8,490	General Motors Co.(b)	296,556
208	Tesla, Inc.(b)(c)	75,215

		371,771

	Banks — 6.6%
43,368	Bank of America Corp.(b)	1,052,108
11,286	Citigroup, Inc.(b)	754,808
2,148	Comerica, Inc.(b)	157,319
1,414	East West Bancorp, Inc.(b)	82,832
7,783	Fifth Third Bancorp(b)	202,047
888	First Republic Bank(b)	88,889
14,172	Huntington Bancshares, Inc.(b)	191,605
15,348	JPMorgan Chase & Co.(b)	1,402,807
397	Signature Bank(b)(c)	56,981
3,872	SunTrust Banks, Inc.(b)	219,620
306	SVB Financial Group(b)(c)	53,792
17,888	Wells Fargo & Co.(b)	991,174

		5,253,982

	Beverages — 2.0%
18,537	Coca-Cola Co. (The)(b)	831,384
6,946	PepsiCo, Inc.(b)	802,194

		1,633,578

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Biotechnology — 3.1%
6,533	AbbVie, Inc.(b)	$473,708
1,139	Alexion Pharmaceuticals, Inc.(b)(c)	138,582
597	Alkermes PLC(b)(c)	34,608
533	Alnylam Pharmaceuticals, Inc.(b)(c)	42,512
3,071	Amgen, Inc.(b)	528,918
1,013	Biogen, Inc.(b)(c)	274,888
537	BioMarin Pharmaceutical, Inc.(b)(c)	48,770
468	Bioverativ, Inc.(b)(c)	28,160
3,452	Celgene Corp.(b)(c)	448,311
5,408	Gilead Sciences, Inc.(b)	382,778
903	Incyte Corp.(b)(c)	113,697

		2,514,932

	Building Products — 0.7%
1,664	A.O. Smith Corp.(b)	93,733
2,241	Fortune Brands Home & Security, Inc.(b)	146,203
5,460	Johnson Controls International PLC(b)	236,746
303	Lennox International, Inc.(b)	55,643

		532,325

	Capital Markets — 2.1%
5,475	Bank of New York Mellon Corp. (The)(b)	279,335
611	BlackRock, Inc.(b)	258,093
1,920	Goldman Sachs Group, Inc. (The)(b)	426,048
8,565	Morgan Stanley(b)	381,656
661	MSCI, Inc.(b)	68,076
1,882	Raymond James Financial, Inc.(b)	150,974
930	SEI Investments Co.(b)	50,015
2,107	TD Ameritrade Holding Corp.(b)	90,580

		1,704,777

	Chemicals — 2.1%
521	AdvanSix, Inc.(b)(c)	16,276
651	Agrium, Inc.(b)	58,909
1,437	Air Products & Chemicals, Inc.(b)	205,577
1,303	Albemarle Corp.(b)	137,519
898	Ashland Global Holdings, Inc.(b)	59,187
1,035	Celanese Corp., Series A(b)	98,263
3,356	Huntsman Corp.(b)	86,719
759	International Flavors & Fragrances, Inc.(b)	102,465
2,095	Monsanto Co.(b)	247,964
1,981	PPG Industries, Inc.(b)	217,831
2,708	Praxair, Inc.(b)	358,945
2,465	Valvoline, Inc.(b)	58,470

		1,648,125

	Commercial Services & Supplies — 0.3%
1,050	Waste Connections, Inc.	67,641
2,825	Waste Management, Inc.(b)	207,214

		274,855

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — 1.1%
1,668	ARRIS International PLC(b)(c)	$46,737
23,293	Cisco Systems, Inc.(b)	729,071
500	Palo Alto Networks, Inc.(b)(c)	66,905

		842,713

	Construction & Engineering — 0.0%
1,799	Chicago Bridge & Iron Co.(b)	35,494

	Consumer Finance — 1.1%
3,522	Ally Financial, Inc.(b)	73,610
4,543	American Express Co.(b)	382,702
2,931	Capital One Financial Corp.(b)	242,159
5,441	Synchrony Financial(b)	162,251

		860,722

	Containers & Packaging — 0.5%
1,984	Crown Holdings, Inc.(b)(c)	118,365
3,682	International Paper Co.(b)	208,438
532	Packaging Corp. of America(b)	59,260

		386,063

	Diversified Financial Services — 1.6%
7,786	Berkshire Hathaway, Inc., Class B(b)(c)	1,318,715

	Diversified Telecommunication Services — 2.0%
24,004	AT&T, Inc.(b)	905,671
16,043	Verizon Communications, Inc.(b)	716,480

		1,622,151

	Electric Utilities — 2.3%
5,990	Alliant Energy Corp.(b)	240,618
7,211	American Electric Power Co., Inc.(b)	500,948
1,894	OGE Energy Corp.(b)	65,892
4,836	PG&E Corp.(b)	320,965
6,751	PPL Corp.(b)	260,994
7,536	Southern Co. (The)(b)	360,824
1,484	Westar Energy, Inc.(b)	78,682

		1,828,923

	Electrical Equipment — 0.4%
421	Acuity Brands, Inc.(b)	85,581
4,467	Emerson Electric Co.(b)	266,322

		351,903

	Electronic Equipment, Instruments & Components — 0.4%
1,407	Arrow Electronics, Inc.(b)(c)	110,337
1,738	Avnet, Inc.(b)	67,573
6,496	Flex Ltd.(b)(c)	105,950

		283,860

	Energy Equipment & Services — 0.9%
4,457	National Oilwell Varco, Inc.(b)	146,813

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Energy Equipment & Services — continued
2,696	Oceaneering International, Inc.(b)	$61,577
7,993	Schlumberger Ltd.(b)	526,259

		734,649

	Food & Staples Retailing — 1.9%
2,064	Costco Wholesale Corp.(b)	330,096
4,468	CVS Health Corp.(b)	359,495
2,488	Sysco Corp.(b)	125,221
5,998	Wal-Mart Stores, Inc.(b)	453,929
3,662	Walgreens Boots Alliance, Inc.(b)	286,771

		1,555,512

	Food Products — 1.2%
1,302	Hain Celestial Group, Inc. (The)(b)(c)	50,543
375	Ingredion, Inc.(b)	44,704
3,515	Kellogg Co.(b)	244,152
2,745	Kraft Heinz Co. (The)(b)	235,082
7,805	Mondelez International, Inc., Class A(b)	337,098
379	Post Holdings, Inc.(b)(c)	29,429
629	TreeHouse Foods, Inc.(b)(c)	51,383

		992,391

	Gas Utilities — 0.3%
1,422	Atmos Energy Corp.(b)	117,955
1,999	UGI Corp.(b)	96,772

		214,727

	Health Care Equipment & Supplies — 2.7%
9,249	Abbott Laboratories(b)	449,594
885	Align Technology, Inc.(b)(c)	132,856
625	Cooper Cos., Inc. (The)(b)	149,637
2,000	DENTSPLY SIRONA, Inc.(b)	129,680
3,928	Hologic, Inc.(b)(c)	178,253
825	IDEXX Laboratories, Inc.(b)(c)	133,172
7,647	Medtronic PLC(b)	678,671
1,189	ResMed, Inc.(b)	92,587
964	STERIS PLC(b)	78,566
659	Teleflex, Inc.(b)	136,914

		2,159,930

	Health Care Providers & Services — 2.8%
2,241	Anthem, Inc.(b)	421,599
1,789	Centene Corp.(b)(c)	142,905
4,210	Express Scripts Holding Co.(b)(c)	268,767
1,520	McKesson Corp.(b)	250,101
2,038	MEDNAX, Inc.(b)(c)	123,034
4,948	UnitedHealth Group, Inc.(b)	917,458
554	WellCare Health Plans, Inc.(b)(c)	99,476

		2,223,340

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 1.8%
364	Domino’s Pizza, Inc.(b)	$76,997
607	Hilton Grand Vacations, Inc.(b)(c)	21,889
2,259	Hilton Worldwide Holdings, Inc.(b)	139,719
1,127	Las Vegas Sands Corp.(b)	72,004
3,496	McDonald’s Corp.(b)	535,447
2,601	MGM Resorts International(b)	81,385
5,902	Starbucks Corp.(b)	344,146
843	Yum China Holdings, Inc.(b)(c)	33,240
2,190	Yum! Brands, Inc.(b)	161,534

		1,466,361

	Household Durables — 0.5%
1,962	Leggett & Platt, Inc.(b)	103,064
2,933	Newell Brands, Inc.(b)	157,267
3,465	Toll Brothers, Inc.(b)	136,902

		397,233

	Household Products — 1.9%
2,838	Church & Dwight Co., Inc.(b)	147,235
1,573	Clorox Co. (The)(b)	209,587
1,783	Kimberly-Clark Corp.(b)	230,203
10,937	Procter & Gamble Co. (The)(b)	953,160

		1,540,185

	Industrial Conglomerates — 2.7%
3,051	3M Co.(b)	635,188
37,910	General Electric Co.(b)	1,023,949
3,882	Honeywell International, Inc.(b)	517,432

		2,176,569

	Insurance — 2.3%
1,575	American Financial Group, Inc.(b)	156,508
1,318	Arch Capital Group Ltd.(b)(c)	122,956
2,620	Chubb Ltd.(b)	380,896
2,022	Cincinnati Financial Corp.(b)	146,494
3,175	Lincoln National Corp.(b)	214,566
4,718	Prudential Financial, Inc.(b)	510,204
1,168	RenaissanceRe Holdings Ltd.(b)	162,410
1,186	Willis Towers Watson PLC(b)	172,516

		1,866,550

	Internet & Direct Marketing Retail — 2.9%
1,550	Amazon.com, Inc.(b)(c)	1,500,400
236	Liberty Expedia Holdings, Inc., Series A(c)	12,749
5,385	Liberty Interactive Corp./QVC Group, Class A(b)(c)	132,148
781	Liberty Ventures, Series A(b)(c)	40,838
1,778	Netflix, Inc.(b)(c)	265,651
208	Priceline Group, Inc. (The)(b)(c)	389,068

		2,340,854

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Internet Software & Services — 4.7%
473	Alibaba Group Holding Ltd., Sponsored ADR(b)(c)	$66,646
1,303	Alphabet, Inc., Class A(b)(c)	1,211,373
1,080	Alphabet, Inc., Class C(b)(c)	981,428
9,847	Facebook, Inc., Class A(b)(c)	1,486,700

		3,746,147

	IT Services — 3.8%
2,851	Accenture PLC, Class A(b)	352,612
1,024	Amdocs Ltd.(b)	66,007
2,344	DXC Technology Co.(b)	179,832
458	FleetCor Technologies, Inc.(b)(c)	66,048
887	Gartner, Inc.(b)(c)	109,553
1,381	Global Payments, Inc.(b)	124,732
3,724	International Business Machines Corp.(b)	572,863
4,696	MasterCard, Inc., Class A(b)	570,329
2,477	Paychex, Inc.(b)	141,041
9,103	Visa, Inc., Class A(b)	853,679

		3,036,696

	Leisure Products — 0.1%
744	Brunswick Corp.(b)	46,671
373	Polaris Industries, Inc.(b)	34,402

		81,073

	Life Sciences Tools & Services — 0.6%
780	Illumina, Inc.(b)(c)	135,346
1,905	Thermo Fisher Scientific, Inc.(b)	332,365

		467,711

	Machinery — 1.5%
652	AGCO Corp.(b)	43,938
3,887	Caterpillar, Inc.(b)	417,697
1,359	Cummins, Inc.(b)	220,457
3,125	IDEX Corp.(b)	353,156
581	WABCO Holdings, Inc.(b)(c)	74,084
756	Wabtec Corp.(b)	69,174

		1,178,506

	Media — 2.9%
984	AMC Networks, Inc., Class A(b)(c)	52,555
20,735	Comcast Corp., Class A(b)	807,006
39,133	Sirius XM Holdings, Inc.(b)	214,057
3,394	Time Warner, Inc.(b)	340,792
8,364	Twenty-First Century Fox, Inc., Class A(b)	237,036
956	Twenty-First Century Fox, Inc., Class B(b)	26,644
6,393	Walt Disney Co. (The)(b)	679,256

		2,357,346

	Metals & Mining — 0.2%
4,449	Barrick Gold Corp.(b)	70,783

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Metals & Mining — continued
3,381	Steel Dynamics, Inc.(b)	$121,074

		191,857

	Multi-Utilities — 0.4%
6,992	Public Service Enterprise Group, Inc.(b)	300,726

	Multiline Retail — 0.1%
2,126	Nordstrom, Inc.(b)	101,687

	Oil, Gas & Consumable Fuels — 5.2%
1,424	Cheniere Energy, Inc.(b)(c)	69,363
8,131	Chevron Corp.(b)	848,307
2,755	Concho Resources, Inc.(b)(c)	334,815
1,719	Enbridge, Inc.	68,433
6,505	Encana Corp.(b)	57,244
1,361	Energen Corp.(b)(c)	67,193
18,306	Exxon Mobil Corp.(b)	1,477,843
2,187	HollyFrontier Corp.(b)	60,077
5,387	Noble Energy, Inc.(b)	152,452
5,996	Occidental Petroleum Corp.(b)	358,980
3,804	Phillips 66(b)	314,553
1,617	Pioneer Natural Resources Co.(b)	258,041
6,237	Whiting Petroleum Corp.(b)(c)	34,366
4,960	WPX Energy, Inc.(b)(c)	47,914

		4,149,581

	Pharmaceuticals — 5.3%
1,492	Allergan PLC(b)	362,690
7,379	Bristol-Myers Squibb Co.(b)	411,158
4,367	Eli Lilly & Co.(b)	359,404
437	Jazz Pharmaceuticals PLC(b)(c)	67,953
11,037	Johnson & Johnson(b)	1,460,085
11,688	Merck & Co., Inc.(b)	749,084
25,357	Pfizer, Inc.(b)	851,742

		4,262,116

	Professional Services — 0.3%
578	Manpowergroup, Inc.(b)	64,534
1,627	Verisk Analytics, Inc.(b)(c)	137,270

		201,804

	Real Estate Management & Development — 0.1%
390	Jones Lang LaSalle, Inc.(b)	48,750

	REITs – Apartments — 0.7%
1,113	American Campus Communities, Inc.(b)	52,645
708	Camden Property Trust(b)	60,541
518	Essex Property Trust, Inc.(b)	133,266
1,283	Mid-America Apartment Communities, Inc.(b)	135,202
4,339	UDR, Inc.(b)	169,091

		550,745

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	REITs – Diversified — 0.8%
2,220	Crown Castle International Corp.(b)	$222,400
1,684	Digital Realty Trust, Inc.(b)	190,208
6,373	Duke Realty Corp.(b)	178,125
552	SBA Communications Corp.(b)(c)	74,465

		665,198

	REITs – Hotels — 0.1%
1,543	Park Hotels & Resorts, Inc.(b)	41,599

	REITs – Mortgage — 0.2%
3,050	AGNC Investment Corp.(b)	64,935
8,270	Annaly Capital Management, Inc.(b)	99,653

		164,588

	REITs – Office Property — 0.3%
1,607	Kilroy Realty Corp.(b)	120,766
1,312	SL Green Realty Corp.(b)	138,810

		259,576

	REITs – Shopping Centers — 0.5%
10,728	DDR Corp.(b)	97,303
4,780	Regency Centers Corp.(b)	299,419

		396,722

	REITs – Single Tenant — 0.3%
2,240	National Retail Properties, Inc.(b)	87,584
2,860	Realty Income Corp.(b)	157,815

		245,399

	REITs – Storage — 0.1%
1,252	Extra Space Storage, Inc.(b)	97,656

	Road & Rail — 0.9%
1,717	Norfolk Southern Corp.(b)	208,959
915	Old Dominion Freight Line, Inc.(b)	87,144
3,904	Union Pacific Corp.(b)	425,185

		721,288

	Semiconductors & Semiconductor Equipment — 3.3%
8,041	Applied Materials, Inc.(b)	332,174
21,612	Intel Corp.(b)	729,189
2,963	Maxim Integrated Products, Inc.(b)	133,039
2,989	NVIDIA Corp.(b)	432,090
665	NXP Semiconductors NV(b)(c)	72,784
7,117	QUALCOMM, Inc.(b)	393,001
6,876	Texas Instruments, Inc.(b)	528,970
1,556	Versum Materials, Inc.(b)	50,570

		2,671,817

	Software — 5.3%
3,776	Activision Blizzard, Inc.(b)	217,384
2,439	Adobe Systems, Inc.(b)(c)	344,972

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Software — continued
609	ANSYS, Inc.(b)(c)	$74,103
2,200	Cadence Design Systems, Inc.(b)(c)	73,678
844	CDK Global, Inc.(b)	52,379
429	Check Point Software Technologies Ltd.(b)(c)	46,795
971	Dell Technologies, Inc., Class V(b)(c)	59,338
1,257	Fortinet, Inc.(b)(c)	47,062
30,539	Microsoft Corp.(b)	2,105,053
12,664	Oracle Corp.(b)	634,973
3,316	Salesforce.com, Inc.(b)(c)	287,166
652	ServiceNow, Inc.(b)(c)	69,112
1,749	Synopsys, Inc.(b)(c)	127,555
742	Take-Two Interactive Software, Inc.(b)(c)	54,448
331	Ultimate Software Group, Inc. (The)(b)(c)	69,530

		4,263,548

	Specialty Retail — 2.4%
857	Advance Auto Parts, Inc.(b)	99,918
993	Dick’s Sporting Goods, Inc.(b)	39,551
1,794	Foot Locker, Inc.(b)	88,408
5,367	Home Depot, Inc. (The)(b)	823,298
4,821	Lowe’s Cos., Inc.(b)	373,772
829	Signet Jewelers Ltd.(b)	52,426
3,907	TJX Cos., Inc. (The)(b)	281,968
419	Ulta Salon, Cosmetics & Fragrance, Inc.(b)(c)	120,396
532	Williams-Sonoma, Inc.(b)	25,802

		1,905,539

	Technology Hardware, Storage & Peripherals — 4.2%
20,869	Apple, Inc.(b)	3,005,553
8,305	Hewlett Packard Enterprise Co.(b)	137,780
11,633	HP, Inc.(b)	203,345

		3,346,678

	Textiles, Apparel & Luxury Goods — 0.8%
552	Carter’s, Inc.(b)	49,100
4,416	Hanesbrands, Inc.(b)	102,275
743	Lululemon Athletica, Inc.(b)(c)	44,335
6,397	NIKE, Inc., Class B(b)	377,423
1,029	Skechers U.S.A., Inc., Class A(b)(c)	30,355

		603,488

	Thrifts & Mortgage Finance — 0.1%
3,288	New York Community Bancorp, Inc.(b)	43,171

	Tobacco — 1.9%
9,394	Altria Group, Inc.(b)	699,571
7,177	Philip Morris International, Inc.(b)	842,939

		1,542,510

	Water Utilities — 0.3%
2,604	American Water Works Co., Inc.(b)	202,982

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

Shares	Description	Value (†)
	Wireless Telecommunication Services — 0.0%
4,471	Sprint Corp.(b)(c)	$36,707

	Total Common Stocks (Identified Cost $64,306,172)	80,164,088

Principal Amount
Short-Term Investments — 1.1%
$865,728	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $865,752 on 7/03/2017 collateralized by $890,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $886,767 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $865,728)	865,728

	Total Investments — 101.2% (Identified Cost $65,171,900)(a)	81,029,816
	Other assets less liabilities — (1.2)%	(970,969)

	Net Assets — 100.0%	$80,058,847

Contracts
Written Options — (1.2%)
	Index Options — (1.2%)
35	On S&P 500® Index, Call expiring July 14, 2017 at 2450	$(13,650)
36	On S&P 500® Index, Call expiring July 21, 2017 at 2390	(160,200)
37	On S&P 500® Index, Call expiring July 21, 2017 at 2400	(135,420)
35	On S&P 500® Index, Call expiring July 21, 2017 at 2425	(67,025)
38	On S&P 500® Index, Call expiring July 28, 2017 at 2440	(54,150)
38	On S&P 500® Index, Call expiring August 18, 2017 at 2375	(252,320)
38	On S&P 500® Index, Call expiring August 18, 2017 at 2425	(114,950)
37	On S&P 500® Index, Call expiring August 18, 2017 at 2450	(61,420)
34	On S&P 500® Index, Call expiring September 15, 2017 at 2450	(90,950)

	Total Written Options (Premiums Received $1,149,337)	$(950,085)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2017, the net unrealized appreciation on investments based on a cost of $65,171,900 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$16,542,299
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(684,383)

	Net unrealized appreciation	$15,857,916

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Gateway Equity Call Premium Fund – (continued)

(b)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(c)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2017 (Unaudited)

Banks	6.6%
Software	5.3
Pharmaceuticals	5.3
Oil, Gas & Consumable Fuels	5.2
Internet Software & Services	4.7
Technology Hardware, Storage & Peripherals	4.2
IT Services	3.8
Semiconductors & Semiconductor Equipment	3.3
Biotechnology	3.1
Media	2.9
Internet & Direct Marketing Retail	2.9
Health Care Providers & Services	2.8
Industrial Conglomerates	2.7
Health Care Equipment & Supplies	2.7
Specialty Retail	2.4
Insurance	2.3
Electric Utilities	2.3
Aerospace & Defense	2.2
Capital Markets	2.1
Chemicals	2.1
Beverages	2.0
Diversified Telecommunication Services	2.0
Other Investments, less than 2% each	27.2
Short-Term Investments	1.1

Total Investments	101.2
Other assets less liabilities (including open written options)	(1.2)

Net Assets	100.0%

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Mirova Global Green Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 93.1% of Net Assets
	Australia — 1.8%
400,000	National Australia Bank Ltd., GMTN, 0.350%, 9/07/2022, (EUR)(b)	$451,582

	Austria — 1.4%
300,000	Verbund AG, 1.500%, 11/20/2024, (EUR)(b)	355,102

	Canada — 3.4%
1,100,000	Province of Ontario Canada, 1.950%, 1/27/2023, (CAD)(b)	845,222

	France — 14.2%
400,000	Agence Francaise de Developpement, EMTN, 1.375%, 9/17/2024, (EUR)(b)	483,114
400,000	Electricite de France S.A., EMTN, 1.000%, 10/13/2026, (EUR)(b)	441,672
1,250,000	France Government Bond OAT, 1.750%, 6/25/2039, (EUR)(b)	1,470,266
700,000	SNCF Reseau EPIC, EMTN, 1.000%, 11/09/2031, (EUR)(b)	754,397
400,000	Unibail-Rodamco SE, EMTN, 1.000%, 3/14/2025, (EUR)(b)	454,948

		3,604,397

	Germany — 9.6%
400,000	Berlin Hyp AG, 0.500%, 9/26/2023, (EUR)(b)	455,038
600,000	Deutsche Kreditbank AG, Series 100, 0.625%, 6/08/2021, (EUR)(b)	691,937
1,000,000	Kreditanstalt fuer Wiederaufbau, 1.750%, 10/15/2019(b)	1,002,971
370,000	Kreditanstalt fuer Wiederaufbau, MTN, 2.400%, 7/02/2020, (AUD)(b)	285,103

		2,435,049

	Italy — 3.5%
700,000	Hera SpA, EMTN, 2.375%, 7/04/2024, (EUR)(b)	874,471

	Netherlands — 16.6%
800,000	Enel Finance International NV, EMTN, 1.000%, 9/16/2024, (EUR)(b)	916,932
600,000	Iberdrola International BV, EMTN, 1.125%, 4/21/2026, (EUR)(b)	678,015
400,000	Iberdrola International BV, EMTN, 2.500%, 10/24/2022, (EUR)(b)	502,137
1,000,000	Nederlandse Waterschapsbank NV, EMTN, 1.000%, 9/03/2025, (EUR)(b)	1,186,244
200,000	TenneT Holding BV, EMTN, 1.250%, 10/24/2033, (EUR)(b)	210,731
400,000	TenneT Holding BV, EMTN, 1.750%, 6/04/2027, (EUR)(b)	480,969
200,000	TenneT Holding BV, EMTN, 1.875%, 6/13/2036, (EUR)	228,727

		4,203,755

	Norway — 4.7%
1,200,000	Kommunalbanken AS, MTN, 1.375%, 10/26/2020(b)	1,182,000

	Supranationals — 16.7%
100,000	European Investment Bank, 1.500%, 11/15/2047, (EUR)	112,054
400,000	European Investment Bank, 2.125%, 4/13/2026(b)	390,104
200,000	European Investment Bank, 2.375%, 5/24/2027(b)	197,608
700,000	European Investment Bank, 2.500%, 10/15/2024(b)	708,754
600,000	European Investment Bank, EMTN, 0.500%, 11/13/2037, (EUR)(b)	583,132
400,000	European Investment Bank, EMTN, 1.250%, 11/13/2026, (EUR)(b)	486,615
200,000	International Bank for Reconstruction & Development, Series GDIF, 2.125%, 3/03/2025(b)	196,928
1,600,000	International Finance Corp., GMTN, 2.125%, 4/07/2026(b)	1,558,845

		4,234,040

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Mirova Global Green Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Sweden — 5.5%
$1,400,000	Svensk Exportkredit AB, GMTN, 1.875%, 6/23/2020(b)	$1,399,962

	United Kingdom — 4.8%
900,000	Transport for London, EMTN, 2.125%, 4/24/2025, (GBP)(b)	1,223,688

	United States — 10.9%
900,000	Apple, Inc., 2.850%, 2/23/2023(b)	915,605
300,000	Apple, Inc., 3.000%, 6/20/2027	298,493
400,000	Digital Realty Trust LP, 3.950%, 7/01/2022(b)	419,293
200,000	Southern Power Co., 4.150%, 12/01/2025(b)	208,860
800,000	Southern Power Co., Series 2016, 1.000%, 6/20/2022, (EUR)(b)	915,796

		2,758,047

	Total Bonds and Notes (Identified Cost $22,567,014)	23,567,315

Short-Term Investments — 3.1%
790,838	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $790,860 on 7/03/2017 collateralized by $810,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $807,057 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $790,838)	790,838

	Total Investments — 96.2% (Identified Cost $23,357,852)(a)	24,358,153
	Other assets less liabilities — 3.8%	974,678

	Net Assets — 100.0%	$25,332,831

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At June 30, 2017, the net unrealized appreciation on investments based on a cost of $23,378,590 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$986,378
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,815)

	Net unrealized appreciation	$979,563

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Mirova Global Green Bond Fund – (continued)

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

At June 30, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/29/2017	8	$942,688	$(5,494)
Euro-Buxl® 30 Year Bond	9/07/2017	1	186,764	(4,730)
German Euro BOBL	9/07/2017	3	451,263	(4,859)

Total				$(15,083)

At June 30, 2017, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/20/2017	10	$1,255,313	$5,245
30 Year U.S. Treasury Bond	9/20/2017	1	153,687	2,218
Australian Dollar	9/18/2017	6	460,500	(5,350)
Canadian Dollar	9/19/2017	11	849,640	(16,628)
British Pound	9/18/2017	15	1,222,969	(23,462)
Euro	9/18/2017	92	13,187,050	(271,547)
German Euro Bund	9/07/2017	9	1,663,918	31,749
UK Long Gilt	9/27/2017	2	327,097	7,033

Total				$(270,742)

Currency Exposure Summary at June 30, 2017 (Unaudited)

Euro	50.2%
United States Dollar	36.7
British Pound	4.8
Canadian Dollar	3.4
Other, less than 2% each	1.1

Total Investments	96.2
Other assets less liabilities (including futures contracts)	3.8

Net Assets	100.0%

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 95.7% of Net Assets
	Belgium — 3.5%
27,353	KBC Groep NV	$2,073,877

	Canada — 0.8%
21,332	AltaGas Ltd.	488,228

	China — 1.1%
106,000	BYD Co. Ltd.	650,447

	Denmark — 7.6%
8,800	Chr. Hansen Holding AS	639,995
5,826	Coloplast AS, Series B	486,968
45,389	Novo Nordisk AS, Class B	1,950,242
10,116	Novozymes AS	442,566
11,569	Vestas Wind Systems AS	1,068,597

		4,588,368

	France — 4.9%
15,921	Essilor International S.A.	2,025,353
13,492	Valeo S.A.	907,727

		2,933,080

	Germany — 4.3%
2,920	Allianz SE, (Registered)	576,239
33,274	Deutsche Telekom AG	599,762
20,055	Symrise AG	1,422,907

		2,598,908

	Hong Kong — 4.2%
137,737	AIA Group Ltd.	1,007,734
41,400	Tencent Holdings Ltd.	1,485,222

		2,492,956

	Ireland — 3.6%
18,500	Eaton Corp. PLC	1,439,855
8,100	Medtronic PLC	718,875

		2,158,730

	Japan — 6.0%
11,100	Rinnai Corp.	1,037,032
66,000	Sekisui House Ltd.	1,166,457
26,700	Toyota Motor Corp.	1,403,444

		3,606,933

	Netherlands — 3.2%
5,132	ASML Holding NV	668,970
22,892	Unilever NV	1,263,678

		1,932,648

	Singapore — 1.2%
768,700	Raffles Medical Group Ltd.	748,181

	Switzerland — 2.6%
11,471	Cie Financiere Richemont S.A., (Registered)	949,212

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Mirova Global Sustainable Equity Fund – (continued)

Shares	Description	Value (†)
	Switzerland — continued
1,300	Geberit AG, (Registered)	$607,048

		1,556,260

	United Kingdom — 4.4%
341,943	Legal & General Group PLC	1,150,637
65,345	Prudential PLC	1,499,913

		2,650,550

	United States — 48.3%
21,400	A.O. Smith Corp.	1,205,462
7,500	Acuity Brands, Inc.	1,524,600
3,101	Alphabet, Inc., Class A(b)	2,882,938
1,900	Amazon.com, Inc.(b)	1,839,200
10,174	American Water Works Co., Inc.	793,063
23,187	Danaher Corp.	1,956,751
15,700	Delphi Automotive PLC	1,376,105
11,300	Ecolab, Inc.	1,500,075
6,400	Ellie Mae, Inc.(b)	703,424
8,400	Facebook, Inc., Class A(b)	1,268,232
8,400	Gilead Sciences, Inc.	594,552
1,500	Illumina, Inc.(b)	260,280
4,100	International Flavors & Fragrances, Inc.	553,500
10,900	MasterCard, Inc., Class A	1,323,805
29,863	Microsoft Corp.	2,058,457
6,296	NextEra Energy, Inc.	882,258
8,000	Roper Technologies, Inc.	1,852,240
6,500	Signature Bank(b)	932,945
13,600	Thermo Fisher Scientific, Inc.	2,372,792
30,400	Visa, Inc., Class A	2,850,912
4,600	Watts Water Technologies, Inc., Series A	290,720

		29,022,311

	Total Common Stocks (Identified Cost $50,546,012)	57,501,477

Principal Amount
Short-Term Investments — 3.8%
$2,281,670	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2017 at 0.340% to be repurchased at $2,281,735 on 7/03/2017 collateralized by $2,340,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $2,331,499 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,281,670)	2,281,670

	Total Investments — 99.5% (Identified Cost $52,827,682)(a)	59,783,147
	Other assets less liabilities — 0.5%	286,417

	Net Assets — 100.0%	$60,069,564

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Mirova Global Sustainable Equity Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2017, the net unrealized appreciation on investments based on a cost of $52,827,682 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,874,623
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(919,158)

	Net unrealized appreciation	$6,955,465

(b)	Non-income producing security.

Industry Summary at June 30, 2017 (Unaudited)

Internet Software & Services	9.4%
Health Care Equipment & Supplies	8.7
Chemicals	7.6
Insurance	7.0
IT Services	6.9
Electrical Equipment	6.7
Banks	5.1
Software	4.6
Life Sciences Tools & Services	4.3
Auto Components	3.8
Household Durables	3.7
Automobiles	3.4
Pharmaceuticals	3.2
Industrial Conglomerates	3.1
Internet & Direct Marketing Retail	3.1
Building Products	3.0
Personal Products	2.1
Other Investments, less than 2% each	10.0
Short-Term Investments	3.8

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of June 30, 2017 (Unaudited)

Mirova Global Sustainable Equity Fund – (continued)

Currency Exposure Summary at June 30, 2017 (Unaudited)

United States Dollar	55.7%
Euro	15.9
Danish Krone	7.6
Japanese Yen	6.0
Hong Kong Dollar	5.3
British Pound	4.4
Swiss Franc	2.6
Other, less than 2% each	2.0

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

See accompanying notes to financial statements.

|  48

Statements of Assets and Liabilities

June 30, 2017 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Green Bond Fund
ASSETS
Investments at cost	$5,033,553,486	$65,171,900	$23,357,852
Net unrealized appreciation	2,978,558,250	15,857,916	1,000,301

Investments at value	8,012,111,736	81,029,816	24,358,153
Cash	5,193,850	—	—
Due from brokers (Note 2)	—	—	683,333
Foreign currency at value (identified cost $0, $0 and $960,319, respectively)	—	—	987,333
Receivable for Fund shares sold	16,245,810	1,264	—
Receivable from investment adviser (Note 6)	—	—	8,531
Receivable for securities sold	35,174,543	—	—
Unrealized appreciation on futures contracts (Note 2)	—	—	46,245
Dividends and interest receivable	7,538,865	83,502	122,472
Tax reclaims receivable	—	—	4,896
Prepaid expenses (Note 8)	17,190	177	70

TOTAL ASSETS	8,076,281,994	81,114,759	26,211,033

LIABILITIES
Options written, at value (premiums received $111,899,606, $1,149,337 and $0, respectively) (Note 2)	91,641,340	950,085	—
Payable for securities purchased	365,890	—	415,308
Payable for Fund shares redeemed	20,745,902	—	—
Unrealized depreciation on futures contracts (Note 2)	—	—	332,070
Management fees payable (Note 6)	3,692,595	32,712	—
Deferred Trustees’ fees (Note 6)	586,543	25,991	1,836
Administrative fees payable (Note 6)	294,667	2,951	942
Payable to distributor (Note 6d)	59,142	405	—
Other accounts payable and accrued expenses	486,163	43,768	128,046

TOTAL LIABILITIES	117,872,242	1,055,912	878,202

NET ASSETS	$7,958,409,752	$80,058,847	$25,332,831

NET ASSETS CONSIST OF:
Paid-in capital	$6,138,073,836	$71,090,205	$25,214,082
Undistributed (Distributions in excess of) net investment income	2,467,528	(21,618)	62,418
Accumulated net realized loss on investments, futures contracts, options written and foreign currency transactions	(1,180,948,270)	(7,066,908)	(688,064)
Net unrealized appreciation on investments, futures contracts, options written and foreign currency translations	2,998,816,658	16,057,168	744,395

NET ASSETS	$7,958,409,752	$80,058,847	$25,332,831

See accompanying notes to financial statements.

49  |

Statements of Assets and Liabilities (continued)

June 30, 2017 (Unaudited)

	Gateway Fund		Gateway Equity Call Premium Fund		Mirova Global Green Bond Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$1,725,515,309		$10,454,236		$7,152

Shares of beneficial interest	53,626,272		912,560		713

Net asset value and redemption price per share	$32.18		$11.46		$10.03

Offering price per share (100/[100 maximum of sales charge] of net asset value) (Note 1)	$34.14		$12.16		$10.48

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$341,637,163		$602,917		$—

Shares of beneficial interest	10,658,515		52,725		—

Net asset value and offering price per share	$32.05		$11.44		$—

Class N shares:
Net assets	$1,012		$1,014		$25,324,675

Shares of beneficial interest	31		88		2,520,410

Net asset value, offering and redemption price per share	$32.16	*	$11.47	*	$10.05

Class Y shares:
Net assets	$5,891,256,268		$69,000,680		$1,004

Shares of beneficial interest	183,164,176		6,018,817		100

Net asset value, offering and redemption price per share	$32.16		$11.46		$10.04

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  50

Statements of Assets and Liabilities (continued)

June 30, 2017 (Unaudited)

Mirova Global Sustainable Equity Fund
ASSETS
Investments at cost	$52,827,682
Net unrealized appreciation	6,955,465

Investments at value	59,783,147
Foreign currency at value (identified cost $70,969)	71,468
Receivable for Fund shares sold	96,500
Receivable for securities sold	466,199
Dividends and interest receivable	16,686
Tax reclaims receivable	22,842
Prepaid expenses (Note 8)	151

TOTAL ASSETS	60,456,993

LIABILITIES
Payable for securities purchased	316,460
Management fees payable (Note 6)	31,953
Deferred Trustees’ fees (Note 6)	8,335
Administrative fees payable (Note 6)	2,226
Payable to distributor (Note 6d)	13
Other accounts payable and accrued expenses	28,442

TOTAL LIABILITIES	387,429

NET ASSETS	$60,069,564

NET ASSETS CONSIST OF:
Paid-in capital	$52,529,949
Undistributed net investment income	176,412
Accumulated net realized gain on investments and foreign currency transactions	405,750
Net unrealized appreciation on investments and foreign currency translations	6,957,453

NET ASSETS	$60,069,564

See accompanying notes to financial statements.

51  |

Statements of Assets and Liabilities (continued)

June 30, 2017 (Unaudited)

	Mirova Global Sustainable Equity Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$365,174

Shares of beneficial interest	31,367

Net asset value and redemption price per share	$11.64

Offering price per share (100/94.25 of net asset value) (Note 1)	$12.35

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$245,130

Shares of beneficial interest	21,247

Net asset value and offering price per share	$11.54

Class N shares:
Net assets	$1,034

Shares of beneficial interest	89

Net asset value, offering and redemption price per share	$11.67	*

Class Y shares:
Net assets	$59,458,226

Shares of beneficial interest	5,094,999

Net asset value, offering and redemption price per share	$11.67

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

|  52

Statements of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

	Gateway Fund	Gateway Equity Call Premium Fund	Mirova Global Green Bond Fund(a)
INVESTMENT INCOME
Interest	$134,018	$1,184	$118,932
Dividends	82,646,382	782,816	—
Less net foreign taxes withheld	(12,872)	(380)	—

	82,767,528	783,620	118,932

Expenses
Management fees (Note 6)	24,633,658	242,297	46,099
Service and distribution fees (Note 6)	3,973,500	11,949	4
Administrative fees (Note 6)	1,743,196	16,665	3,754
Trustees’ fees and expenses (Note 6)	150,528	11,121	7,324
Transfer agent fees and expenses (Note 6)	2,912,474	20,631	203
Audit and tax services fees	26,808	26,124	21,104
Custodian fees and expenses	193,032	31,545	8,134
Interest expense (Note 11)	—	—	2,029
Legal fees	103,827	929	338
Registration fees	142,620	44,690	8,579
Shareholder reporting expenses	172,401	2,600	2,188
Miscellaneous expenses (Note 8)	146,888	8,705	8,441

Total expenses	34,198,932	417,256	108,197
Less waiver and/or expense reimbursement (Note 6)	(3,020,866)	(51,039)	(51,683)

Net expenses	31,178,066	366,217	56,514

Net investment income	51,589,462	417,403	62,418

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	245,673,075	283,224	3,875
Futures contracts	—	—	(659,380)
Options written	(228,164,289)	(2,201,083)	—
Foreign currency transactions	423	—	(32,559)
Net change in unrealized appreciation (depreciation) on:
Investments	282,134,425	5,363,944	1,000,301
Futures contracts	—	—	(285,825)
Options written	32,481,699	340,166	—
Foreign currency translations	(40)	—	29,919

Net realized and unrealized gain on investments, futures contracts, options written and foreign currency transactions	332,125,293	3,786,251	56,331

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$383,714,755	$4,203,654	$118,749

(a)	From commencement of operations on February 28, 2017 through June 30, 2017.

See accompanying notes to financial statements.

53  |

Statements of Operations (continued)

For the Six Months Ended June 30, 2017 (Unaudited)

Mirova Global Sustainable Equity Fund
INVESTMENT INCOME
Dividends	$513,986
Interest	3,161
Less net foreign taxes withheld	(37,995)

479,152

Expenses
Management fees (Note 6)	221,709
Service and distribution fees (Note 6)	562
Administrative fees (Note 6)	12,389
Trustees’ fees and expenses (Note 6)	9,453
Transfer agent fees and expenses (Note 6)	2,584
Audit and tax services fees	22,019
Custodian fees and expenses	15,691
Interest expense (Note 11)	1,845
Legal fees	608
Registration fees	56,828
Shareholder reporting expenses	1,464
Miscellaneous expenses (Note 8)	8,670

Total expenses	353,822
Less waiver and/or expense reimbursement (Note 6)	(60,422)

Net expenses	293,400

Net investment income	185,752

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investments	496,764
Foreign currency transactions	1,333
Net change in unrealized appreciation (depreciation) on:
Investments	8,286,927
Foreign currency translations	3,145

Net realized and unrealized gain on investments and foreign currency transactions	8,788,169

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,973,921

See accompanying notes to financial statements.

|  54

Statements of Changes in Net Assets

	Gateway Fund
	Six Months Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$51,589,462	$125,507,407
Net realized gain on investments, options written and foreign currency transactions	17,509,209	322,163,349
Net change in unrealized appreciation (depreciation) on investments, options written and foreign currency translations	314,616,084	(11,608,461)

Net increase in net assets resulting from operations	383,714,755	436,062,295

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(10,193,497)	(25,053,905)
Class C	(713,357)	(2,443,921)
Class N(a)	(4)	—
Class Y	(40,556,835)	(97,909,866)

Total distributions	(51,463,693)	(125,407,692)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 13)	(46,009,309)	(902,825,602)

Net increase (decrease) in net assets	286,241,753	(592,170,999)
NET ASSETS
Beginning of the period	7,672,167,999	8,264,338,998

End of the period	$7,958,409,752	$7,672,167,999

UNDISTRIBUTED NET INVESTMENT INCOME	$2,467,528	$2,341,759

(a)	From commencement of Class operations on May 1, 2017 through June 30, 2017.

See accompanying notes to financial statements.

55  |

Statements of Changes in Net Assets (continued)

	Gateway Equity Call Premium Fund
	Six Months Ended June 30, 2017 (Unaudited)	Period Ended December 31, 2016
FROM OPERATIONS:
Net investment income	$417,403	$804,901
Net realized loss on investments and options written	(1,917,859)	(3,388,474)
Net change in unrealized appreciation (depreciation) on investments and options written	5,704,110	8,047,271

Net increase in net assets resulting from operations	4,203,654	5,463,698

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(37,763)	(57,801)
Class C	(391)	(1,192)
Class N(a)	(3)	—
Class Y	(379,812)	(719,110)

Total distributions	(417,969)	(778,103)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 13)	5,663,474	11,698,686

Net increase in net assets	9,449,159	16,384,281
NET ASSETS
Beginning of the period	70,609,688	54,225,407

End of the period	$80,058,847	$70,609,688

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(21,618)	$(21,052)

(a)	From commencement of Class operations on May 1, 2017 through June 30, 2017.

See accompanying notes to financial statements.

|  56

Statements of Changes in Net Assets (continued)

Mirova Global Green Bond Fund
Period Ended June 30, 2017 (Unaudited)(a)
FROM OPERATIONS:
Net investment income	$62,418
Net realized loss on investments, futures contracts and foreign currency transactions	(688,064)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	744,395

Net increase in net assets resulting from operations	118,749

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 13)	25,214,082

Net increase in net assets	25,332,831
NET ASSETS
Beginning of the period	—

End of the period	$25,332,831

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$62,418

(a)	From commencement of operations on February 28, 2017 through June 30, 2017.

See accompanying notes to financial statements.

57  |

Statements of Changes in Net Assets (continued)

	Mirova Global Sustainable Equity Fund
	Six Months Ended June 30, 2017 (Unaudited)	Period Ended December 31, 2016(a)
FROM OPERATIONS:
Net investment income	$185,752	$92,791
Net realized gain (loss) on investments and foreign currency transactions	498,097	(110,685)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	8,290,072	(1,332,619)

Net increase (decrease) in net assets resulting from operations	8,973,921	(1,350,513)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	(24)
Class Y	—	(43,472)
Net realized capital gains
Class A	—	(81)
Class C	—	(60)
Class Y	—	(56,464)

Total distributions	—	(100,101)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 13)	1,379,630	51,166,627

Net increase in net assets	10,353,551	49,716,013
NET ASSETS
Beginning of the period	49,716,013	—

End of the period	$60,069,564	$49,716,013

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$176,412	$(9,340)

(a)	From commencement of operations on March 31, 2016 through December 31, 2016.

See accompanying notes to financial statements.

|  58

Financial Highlights

For a share outstanding throughout each period.

	Gateway Fund—Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of the period	$30.84		$29.72	$29.58		$29.00	$27.13	$26.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.41	0.57	(b)	0.39	0.43	0.48
Net realized and unrealized gain (loss)	1.34		1.13	0.12		0.57	1.82	0.72

Total from Investment Operations	1.53		1.54	0.69		0.96	2.25	1.20

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.42)	(0.55)		(0.38)	(0.38)	(0.47)

Net asset value, end of the period	$32.18		$30.84	$29.72		$29.58	$29.00	$27.13

Total return(c)(d)	4.95	%(e)	5.23%	2.34%		3.33%	8.39%	4.51%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,725,515		$1,755,576	$1,864,118		$1,976,457	$2,351,788	$2,066,522
Net expenses(f)	0.94	%(g)	0.94%	0.94%		0.94%	0.94%	0.94%
Gross expenses	1.02	%(g)	1.02%	1.01%		1.02%	1.03%	1.03%
Net investment income	1.18	%(g)	1.39%	1.91	%(b)	1.33%	1.51%	1.79%
Portfolio turnover rate	8%		14%	10%		13%	10%	8%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.37, and the ratio of net investment income to average net assets would have been 1.24%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Fund—Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of the period	$30.72		$29.61	$29.48		$28.90	$27.04	$26.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.19	0.34	(b)	0.17	0.21	0.28
Net realized and unrealized gain (loss)	1.32		1.11	0.12		0.57	1.82	0.71

Total from Investment Operations	1.39		1.30	0.46		0.74	2.03	0.99

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.19)	(0.33)		(0.16)	(0.17)	(0.27)

Net asset value, end of the period	$32.05		$30.72	$29.61		$29.48	$28.90	$27.04

Total return(c)(d)	4.54	%(e)	4.42%	1.54%		2.58%	7.58%	3.71%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$341,637		$366,584	$387,235		$353,339	$331,465	$286,602
Net expenses(f)	1.70	%(g)	1.70%	1.70%		1.70%	1.70%	1.70%
Gross expenses	1.77	%(g)	1.77%	1.76%		1.77%	1.78%	1.78%
Net investment income	0.42	%(g)	0.63%	1.15	%(b)	0.57%	0.75%	1.04%
Portfolio turnover rate	8%		14%	10%		13%	10%	8%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.15, and the ratio of net investment income to average net assets would have been 0.51%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Fund—Class N
	Period Ended June 30, 2017* (Unaudited)
Net asset value, beginning of the period	$31.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10
Net realized and unrealized gain (loss)	0.28

Total from Investment Operations	0.38

LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)

Net asset value, end of the period	$32.16

Total return(b)(c)	1.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1
Net expenses(d)(e)	0.65%
Gross expenses(e)	15.25%
Net investment income(e)	1.76%
Portfolio turnover rate	8	%(f)

*	From commencement of Class operations on May 1, 2017 through June 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the six months ended June 30, 2017.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Fund—Class Y
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of the period	$30.83		$29.71	$29.57		$28.99	$27.12	$26.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22		0.49	0.64	(b)	0.46	0.50	0.56
Net realized and unrealized gain (loss)	1.33		1.12	0.12		0.57	1.82	0.70

Total from Investment Operations	1.55		1.61	0.76		1.03	2.32	1.26

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)		(0.49)	(0.62)		(0.45)	(0.45)	(0.53)

Net asset value, end of the period	$32.16		$30.83	$29.71		$29.57	$28.99	$27.12

Total return(c)	5.05	%(d)	5.48%	2.59%		3.58%	8.65%	4.76%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,891,256		$5,550,008	$6,012,987		$5,814,900	$5,520,003	$4,654,553
Net expenses(e)	0.70	%(f)	0.70%	0.70%		0.70%	0.70%	0.70%
Gross expenses	0.78	%(f)	0.77%	0.76%		0.77%	0.78%	0.78%
Net investment income	1.42	%(f)	1.63%	2.16	%(b)	1.57%	1.76%	2.08%
Portfolio turnover rate	8%		14%	10%		13%	10%	8%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.45, and the ratio of net investment income to average net assets would have been 1.51%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class A
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015		Period Ended December 31, 2014*
Net asset value, beginning of the period	$10.89		$10.22	$9.96		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.11	0.15	(b)	0.02
Net realized and unrealized gain (loss)	0.57		0.66	0.24		(0.02)

Total from Investment Operations	0.62		0.77	0.39		0.00	(c)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)		(0.10)	(0.13)		(0.04)

Net asset value, end of the period	$11.46		$10.89	$10.22		$9.96

Total return(d)(e)	5.70	%(f)	7.58%	3.90%		0.00	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,454		$6,507	$3,855		$96
Net expenses(g)	1.20	%(h)	1.20%	1.20%		1.20	%(h)
Gross expenses	1.35	%(h)	1.31%	1.70%		3.69	%(h)
Net investment income	0.88	%(h)	1.02%	1.47	%(b)	0.84	%(h)
Portfolio turnover rate	8%		24%	38%		7%

*	From commencement of operations on September 30, 2014 through December 31, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.10 and the ratio of net investment income to average net assets would have been 0.98%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class C
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015		Period Ended December 31, 2014*
Net asset value, beginning of the period	$10.87		$10.22	$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.02	0.09	(b)	0.00	(c)
Net realized and unrealized gain (loss)	0.57		0.68	0.22		(0.01)

Total from Investment Operations	0.58		0.70	0.31		(0.01)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.05)	(0.06)		(0.02)

Net asset value, end of the period	$11.44		$10.87	$10.22		$9.97

Total return(d)(e)	5.31	%(f)	6.85%	3.07%		(0.12	)%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$603		$524	$37		$1
Net expenses(g)	1.95	%(h)	1.95%	1.95%		1.95	%(h)
Gross expenses	2.09	%(h)	1.98%	2.40%		4.37	%(h)
Net investment income	0.15	%(h)	0.23%	0.85	%(b)	0.01	%(h)
Portfolio turnover rate	8%		24%	38%		7%

*	From commencement of operations on September 30, 2014 through December 31, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.07 and the ratio of net investment income to average net assets would have been 0.72%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class N
	Period Ended June 30, 2017* (Unaudited)
Net asset value, beginning of the period	$11.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03
Net realized and unrealized gain (loss)	0.13

Total from Investment Operations	0.16

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)

Net asset value, end of the period	$11.47

Total return(b)(c)	1.44%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1
Net expenses(d)(e)	0.90%
Gross expenses(e)	15.58%
Net investment income(e)	1.59%
Portfolio turnover rate	8	%(f)

*	From commencement of Class operations on May 1, 2017 through June 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Represents the Fund’s portfolio turnover rate for the six months ended June 30, 2017.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Gateway Equity Call Premium Fund—Class Y
	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016	Year Ended December 31, 2015		Period Ended December 31, 2014*
Net asset value, beginning of the period	$10.89		$10.22	$9.97		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.13	0.16	(b)	0.02
Net realized and unrealized gain (loss)	0.57		0.67	0.24		(0.01)

Total from Investment Operations	0.63		0.80	0.40		0.01

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)		(0.13)	(0.15)		(0.04)

Net asset value, end of the period	$11.46		$10.89	$10.22		$9.97

Total return(c)	5.82	%(d)	7.83%	4.03%		0.13	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$69,001		$63,578	$50,334		$20,815
Net expenses(e)	0.95	%(f)	0.95%	0.95%		0.95	%(f)
Gross expenses	1.09	%(f)	1.06%	1.45%		3.54	%(f)
Net investment income	1.15	%(f)	1.27%	1.59	%(b)	0.99	%(f)
Portfolio turnover rate	8%		24%	38%		7%

*	From commencement of operations on September 30, 2014 through December 31, 2014.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.12 and the ratio of net investment income to average net assets would have been 1.20%.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Green Bond Fund—Class A
	Period Ended June 30, 2017* (Unaudited)
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02
Net realized and unrealized gain (loss)	0.01

Total from Investment Operations	0.03

Net asset value, end of the period	$10.03

Total return(b)(c)	0.30%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7
Net expenses(d)(e)	0.98	%(f)
Gross expenses(e)	8.98	%(f)
Net investment income(e)	0.55%
Portfolio turnover rate	19%

*	From commencement of operations on February 28, 2017 through June 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.95% and the ratio of gross expenses would have been 8.95%.

See accompanying notes to financial statements.

67  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Green Bond Fund—Class N
	Period Ended June 30, 2017* (Unaudited)
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02
Net realized and unrealized gain (loss)	0.03

Total from Investment Operations	0.05

Net asset value, end of the period	$10.05

Total return(b)	0.50%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$25,325
Net expenses(c)(d)	0.67	%(e)
Gross expenses(d)	1.29	%(e)
Net investment income(d)	0.76%
Portfolio turnover rate	19%

*	From commencement of operations on February 28, 2017 through June 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.65% and the ratio of gross expenses would have been 1.27%.

See accompanying notes to financial statements.

|  68

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Green Bond Fund—Class Y
	Period Ended June 30, 2017* (Unaudited)
Net asset value, beginning of the period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02
Net realized and unrealized gain (loss)	0.02

Total from Investment Operations	0.04

Net asset value, end of the period	$10.04

Total return(b)	0.40%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1
Net expenses(c)(d)	0.73	%(e)
Gross expenses(d)	5.82	%(e)
Net investment income(d)	0.63%
Portfolio turnover rate	19%

*	From commencement of operations on February 28, 2017 through June 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.70% and the ratio of gross expenses would have been 5.79%.

See accompanying notes to financial statements.

69  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class A
	Six Months Ended June 30, 2017 (Unaudited)		Period Ended December 31, 2016*
Net asset value, beginning of the period	$9.90		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.02
Net realized and unrealized gain (loss)	1.71		(0.11)

Total from Investment Operations	1.74		(0.09)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(b)
Net realized capital gains	—		(0.01)

Total Distributions	—		(0.01)

Net asset value, end of the period	$11.64		$9.90

Total return(c)(d)	17.58%		(0.85)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$365		$71
Net expenses(e)(f)	1.31	%(g)	1.30%
Gross expenses(f)	1.56	%(g)	1.72%
Net investment income(f)	0.53%		0.23%
Portfolio turnover rate	15%		20%

*	From commencement of operations on March 31, 2016 through December 31, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.30% and the ratio of gross expenses would have been 1.55%.

See accompanying notes to financial statements.

|  70

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class C
	Six Months Ended June 30, 2017 (Unaudited)		Period Ended December 31, 2016*
Net asset value, beginning of the period	$9.85		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)		(0.06)
Net realized and unrealized gain (loss)	1.71		(0.08)

Total from Investment Operations	1.69		(0.14)

LESS DISTRIBUTIONS FROM:
Net realized capital gains	—		(0.01)

Net asset value, end of the period	$11.54		$9.85

Total return(b)(c)	17.16%		(1.39)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$245		$52
Net expenses(d)(e)	2.06	%(f)	2.05%
Gross expenses(e)	2.34	%(f)	2.20%
Net investment loss(e)	(0.35)%		(0.77)%
Portfolio turnover rate	15%		20%

*	From commencement of operations on March 31, 2016 through December 31, 2016.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 2.05% and the ratio of gross expenses would have been 2.34%.

See accompanying notes to financial statements.

71  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class N
	Period Ended June 30, 2017* (Unaudited)
Net asset value, beginning of the period	$11.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03
Net realized and unrealized gain (loss)	0.35

Total from Investment Operations	0.38

Net asset value, end of the period	$11.67

Total return(b)	3.37%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1
Net expenses(c)(d)	1.01	%(e)
Gross expenses(d)	15.51	%(e)
Net investment income(d)	1.50%
Portfolio turnover rate	15	%(f)

*	From commencement of Class operations on May 1, 2017 through June 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.00% and the ratio of gross expenses would have been 15.50%.
(f)	Represents the Fund’s portfolio turnover rate for the six months ended June 30, 2017.

See accompanying notes to financial statements.

|  72

Financial Highlights (continued)

For a share outstanding throughout each period.

	Mirova Global Sustainable Equity Fund—Class Y
	Six Months Ended June 30, 2017 (Unaudited)		Period Ended December 31, 2016*
Net asset value, beginning of the period	$9.91		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.03
Net realized and unrealized gain (loss)	1.72		(0.10)

Total from Investment Operations	1.76		(0.07)

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.01)
Net realized capital gains	—		(0.01)

Total Distributions	—		(0.02)

Net asset value, end of the period	$11.67		$9.91

Total return(b)	17.76%		(0.70)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$59,458		$49,593
Net expenses(c)(d)	1.06	%(e)	1.05%
Gross expenses(d)	1.27	%(e)	1.21%
Net investment income(d)	0.67%		0.35%
Portfolio turnover rate	15%		20%

*	From commencement of operations on March 31, 2016 through December 31, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.27%.

See accompanying notes to financial statements.

73  |

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.  Organization.  Gateway Trust and Natixis Funds Trust I (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Gateway Trust:

Gateway Fund

Gateway Equity Call Premium Fund

Natixis Funds Trust I:

Mirova Global Green Bond Fund (the “Global Green Bond Fund”)

Mirova Global Sustainable Equity Fund (the “Global Sustainable Equity Fund”)

Mirova Global Green Bond Fund commenced operations on February 28, 2017 via contributions to the Fund by Natixis Global Asset Management L.P. (“Natixis US”) and Natixis Sustainable Future Funds of $21,210,000 and $3,790,000, respectively. Natixis Sustainable Future Funds is a series of ten affiliated mutual funds that commenced operations on February 28, 2017 via contribution to the Funds by Natixis US.

Each Fund is a diversified investment company, except for the Global Green Bond Fund which is a non-diversified investment company.

Each Fund offers Class A, Class N (effective May 1, 2017 for Gateway Fund, Gateway Equity Call Premium Fund and Global Sustainable Equity Fund) and Class Y shares. Gateway Fund, Gateway Equity Call Premium Fund and Global Sustainable Equity Fund also offer Class C shares.

Class A shares are sold with a maximum front-end sales charge of 5.75% for Gateway Fund, Gateway Equity Call Premium Fund and Global Sustainable Equity Fund and 4.25% for Global Green Bond Fund. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares pay higher Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV,

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Gateway Trust and Natixis ETF Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser and subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In

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those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value S&P 500® Index options using the closing rotation values published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of June 30, 2017 securities held by the Funds were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets
Global Sustainable Equity Fund	$25,084,027	41.8%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

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As of June 30, 2017 purchased and written options held by the Funds were fair valued using the closing rotation values published by the CBOE as follows:

Fund	Purchased Options	Percentage of Net Assets	Written Options	Percentage of Net Assets
Gateway Fund	$25,697,735	0.3%	$91,641,340	1.2%
Gateway Equity Call Premium Fund	—	—	950,085	1.2%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations

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reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the period ended June 30, 2017, the amount of income available to be distributed by Global Green Bond Fund has been reduced by $68,087 as a result of losses arising from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Futures Contracts.  Certain Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

e.  Option Contracts.  Gateway Fund’s and Gateway Equity Call Premium Fund’s investment strategies make use of exchange-traded options. Exchange-traded options

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are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to a Fund are reduced.

When a Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or a Fund enters into a closing purchase transaction. When an index call option expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. A Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When a Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or a Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

f.  Due from Brokers.  Transactions and positions in certain futures contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statement of Assets and Liabilities for Global Green Bond Fund represents cash pledged as collateral for futures contracts. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

g.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2017, as applicable, and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

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A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

h.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distributions in excess of income and/or capital gain, non-deductible expenses, foreign currency gains and losses, corporate actions and return of capital and capital gain distributions received. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, return of capital distributions received and option contract mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

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The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended 2016 was as follows:

	2016 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Gateway Fund	$125,407,692	$—	$125,407,692
Gateway Equity Call Premium Fund	778,103	—	778,103
Global Sustainable Equity Fund	100,101	—	100,101

As of December 31, 2016, the capital loss carryforwards, late-year ordinary and post-October capital loss deferrals were as follows:

	Gateway Fund	Gateway Equity Call Premium Fund	Global Sustainable Equity Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$(3,203,687)	$—
Expires:
December 31, 2017	(845,637,686)		—
December 31, 2018	(393,591,402)		—
Long term:
No expiration date	—	(2,061,547)	—

Total capital loss carryforward	$(1,239,229,088)	$(5,265,234)	$—

Late-year ordinary and post-October capital loss deferrals*	$—	$—	$(102,222)

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Sustainable Equity Fund deferred foreign currency and capital losses.

Capital losses may be utilized to offset future capital gains until expiration. The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital loss carryforwards to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date may expire unused.

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i.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2017, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

j.  Indemnifications.  Under the Trusts’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

k.  New Accounting Pronouncement.  In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosures in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments, including investments in and advances to affiliates, and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the Funds’ financial statements.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data

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(which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2017, at value:

Gateway Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$7,822,836,129	$—	$—	$7,822,836,129
Purchased Options(a)	—	25,697,735	—	25,697,735
Short-Term Investments	—	163,577,872	—	163,577,872

Total	$7,822,836,129	$189,275,607	$—	$8,012,111,736

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$—	$(91,641,340)	$—	$(91,641,340)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2017 there were no transfers among Levels 1, 2 and 3.

Gateway Equity Call Premium Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$80,164,088	$—	$—	$80,164,088
Short-Term Investments	—	865,728	—	865,728

Total	$80,164,088	$865,728	$—	$81,029,816

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Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options	$—	$(950,085)	$—	$(950,085)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2017 there were no transfers among Levels 1, 2 and 3.

Global Green Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$23,567,315	$—	$23,567,315
Short-Term Investments	—	790,838	—	790,838
Futures Contracts (unrealized appreciation)	46,245	—	—	46,245

Total	$46,245	$24,358,153	$—	$24,404,398

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(332,070)	$—	$—	$(332,070)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2017, there were no transfers among Levels 1, 2 and 3.

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Global Sustainable Equity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$2,073,877	$—	$2,073,877
China	—	650,447	—	650,447
Denmark	—	4,588,368	—	4,588,368
France	—	2,933,080	—	2,933,080
Germany	—	2,598,908	—	2,598,908
Hong Kong	—	2,492,956	—	2,492,956
Japan	—	3,606,933	—	3,606,933
Netherlands	—	1,932,648	—	1,932,648
Switzerland	—	1,556,260	—	1,556,260
United Kingdom	—	2,650,550	—	2,650,550
All Other Common Stocks(a)	32,417,450	—	—	32,417,450

Total Common Stocks	32,417,450	25,084,027	—	57,501,477

Short-Term Investments	—	2,281,670	—	2,281,670

Total	$32,417,450	$27,365,697	$—	$59,783,147

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2017 there were no transfers among Levels 1, 2 and 3.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include futures contracts, written index call options and purchased index put options.

Gateway Fund and Gateway Equity Call Premium Fund seek to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Funds’ ability to profit from increases in the value of its equity portfolio. The Gateway Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock

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portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Funds with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the six months ended June 30, 2017, written index call options and purchased index put options were used in accordance with this objective.

Global Green Bond Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds. The Fund pursues its objective by primarily investing in fixed-income securities. In connection with its principal investment strategies, the Fund may also invest in futures, forwards and foreign currency transactions for hedging and investment purposes and to manage duration. During the period ended June 30, 2017, the Fund used futures contracts to gain yield curve exposure, manage duration and for currency hedging purposes in accordance with its objective.

The following is a summary of derivative instruments for Gateway Fund as of June 30, 2017, as reflected within the Statements of Assets and Liabilities:

Assets	Investments at value[1]
Exchange-traded/cleared asset derivatives
Equity contracts	$25,697,735

Liabilities	Options written at value
Exchange-traded/cleared liability derivatives
Equity contracts	$(91,641,340)

[1]	Represents purchased options, at value.

Transactions in derivative instruments for Gateway Fund during the six months ended June 30, 2017, as reflected within the Statements of Operations were as follows:

Net Realized Loss on:	Investments[2]	Options written
Equity contracts	$(121,204,183)	$(228,164,289)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Options written
Equity contracts	$(4,642,120)	$32,481,699

[2]	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

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The following is a summary of derivative instruments for Gateway Equity Call Premium Fund as of June 30, 2017, as reflected within the Statements of Assets and Liabilities:

Liabilities	Options written at value
Exchange-traded/cleared liability derivatives
Equity contracts	$(950,085)

Transactions in derivative instruments for Gateway Equity Call Premium Fund during the six months ended June 30, 2017, as reflected within the Statements of Operations were as follows:

Net Realized Loss on:	Options written
Equity contracts	$(2,201,083)

Net Change in Unrealized Appreciation (Depreciation) on:	Options written
Equity contracts	$340,166

The following is a summary of derivative instruments for Global Green Bond Fund as of June 30, 2017, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded/cleared asset derivatives
Interest rate contracts	$46,245

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded/cleared liability derivatives
Interest rate contracts	$(15,083)
Foreign exchange contracts	(316,987)

Total exchange-traded/cleared liability derivatives	(332,070)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

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Transactions in derivative instruments for Global Green Bond Fund during the six months ended June 30, 2017, as reflected within the Statements of Operations were as follows:

Net Realized Loss on:	Futures contracts
Interest rate contracts	$(52,347)
Foreign exchange contracts	(607,033)

Total	$(659,380)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$31,162
Foreign exchange contracts	(316,987)

Total	$(285,825)

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statements of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of option contract activity as a percentage of investments in common stocks for Gateway Fund, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2017:

Gateway Fund	Call Options Written*	Put Options Purchased*
Average Notional Amount Outstanding	98.99%	98.99%
Highest Notional Amount Outstanding	99.08%	99.08%
Lowest Notional Amount Outstanding	98.94%	98.94%
Notional Amount Outstanding as of June 30, 2017	99.02%	99.02%

The volume of futures contract activity as a percentage of net assets for Gateway Equity Call Premium Fund, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the period ended June 30, 2017:

Gateway Equity Call Premium Fund	Call Options Written*
Average Notional Amount Outstanding	99.01%
Highest Notional Amount Outstanding	99.20%
Lowest Notional Amount Outstanding	98.69%
Notional Amount Outstanding as of June 30, 2017	99.16%

*	Notional amounts outstanding are determined by multiplying option contracts by the contract multiplier by the price of the option’s underlying index, the S&P 500® Index.

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Notes to Financial Statements (continued)

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The volume of futures contract activity as a percentage of net assets for Global Green Bond Fund, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the period ended June 30, 2017:

Global Green Bond Fund	Futures
Average Notional Amount Outstanding	77.39%
Highest Notional Amount Outstanding	84.70%
Lowest Notional Amount Outstanding	62.16%
Notional Amount Outstanding as of June 30, 2017	81.72%

Notional amounts outstanding at the end of the prior period are included in the averages above.

The following is a summary of Gateway Fund’s written option activity:

Gateway Fund	Number of Contracts	Premiums
Outstanding at December 31, 2016	32,869	$131,449,497
Options written	155,711	439,767,192
Options terminated in closing purchase transactions	(156,616)	(459,317,083)
Options expired	—	—

Outstanding at June 30, 2017	31,964	$111,899,606

The following is a summary of Gateway Equity Call Premium Fund’s written option activity:

Gateway Equity Call Premium Fund	Number of Contracts	Premiums
Outstanding at December 31, 2016	306	$1,217,286
Options written	1,527	4,332,267
Options terminated in closing purchase transactions	(1,505)	(4,400,216)
Options expired	—	—

Outstanding at June 30, 2017	328	$1,149,337

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is

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Notes to Financial Statements (continued)

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a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of June 30, 2017:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Global Green Bond Fund	$729,578	$729,578

5.  Purchases and Sales of Securities.  For the six months ended (period ended for Global Green Bond Fund) June 30, 2017, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and option contracts and including paydowns) were as follows:

Fund	Purchases	Sales
Gateway Fund	$622,816,652	$900,279,962
Gateway Equity Call Premium Fund	11,356,066	6,056,870
Global Green Bond Fund	26,938,704	4,363,735
Global Sustainable Equity Fund	9,729,824	7,805,025

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to the Gateway Fund and Gateway Equity Call Premium Fund. Gateway Advisers is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $5 billion	Next $5 billion	Over $10 billion
Gateway Fund	0.65%	0.60%	0.58%
Gateway Equity Call Premium Fund	0.65%	0.65%	0.65%

Natixis Asset Management U.S., LLC (“Natixis AM US”) serves as investment adviser to the Global Green Bond Fund and Global Sustainable Equity Fund. Under the terms of the

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Notes to Financial Statements (continued)

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management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Global Green Bond Fund	0.55%
Global Sustainable Equity Fund	0.80%

Gateway Advisers and Natixis AM US have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2018, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended (period ended for Class N and Global Green Bond Fund) June 30, 2017, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	0.94%	1.70%	0.65%	0.70%
Gateway Equity Call Premium Fund	1.20%	1.95%	0.90%	0.95%
Global Green Bond Fund	0.95%	—	0.65%	0.70%
Global Sustainable Equity Fund	1.30%	2.05%	1.00%	1.05%

Gateway Advisers and NGAM Advisers shall be permitted to recover expenses they have borne under the expense limitation agreement (whether through waiver of its management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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Notes to Financial Statements (continued)

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For the six months ended (period ended for Global Green Bond Fund) June 30, 2017, the management fees and waiver of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Gateway Fund	$24,633,658	$2,610,548	$22,023,110	0.63%	0.56%
Gateway Equity Call Premium Fund	242,297	49,900	192,397	0.65%	0.52%
Global Green Bond Fund	46,099	46,099	—	0.55%	—
Global Sustainable Equity Fund	221,709	60,398	161,311	0.80%	0.58%

[1]	Management fee waiver is subject to possible recovery until December 31, 2018.

No expenses were recovered during the six months ended June 30, 2017 under the terms of the expense limitation agreement.

For the six months ended June 30, 2017, class-specific expenses have been reimbursed as follows:

	Reimbursement[2]
Fund	Class A	Class C	Class N	Class Y	Total
Gateway Fund	$151,308	$13,408	$—	$245,578	$410,294
Gateway Equity Call Premium Fund	710	1	—	403	1,114
Global Green Bond Fund	109	—	78	15	202

[2]	Contractual expense reimbursements are subject to possible recovery until December 31, 2018, except as noted in Note 6i.

In addition, Natixis AM US reimbursed non-class specific expenses of Global Green Bond Fund in the amount of $5,382 for the period ended June 30, 2017.

No expenses were recovered during the six months ended June 30, 2017 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plan”).

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Notes to Financial Statements (continued)

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Under the Class A Plan, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, if applicable, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, if applicable, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the six months ended (period ended for Global Green Bond Fund) June 30, 2017, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Gateway Fund	$2,208,857	$441,161	$1,323,482
Gateway Equity Call Premium Fund	9,030	730	2,189
Global Green Bond Fund	4	—	—
Global Sustainable Equity Fund	207	89	266

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2017, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Gateway Fund	$1,743,196
Gateway Equity Call Premium Fund	16,665
Global Green Bond Fund	3,754
Global Sustainable Equity Fund	12,389

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d.   Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2017, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Gateway Fund	$2,512,441
Gateway Equity Call Premium Fund	16,276
Global Sustainable Equity Fund	555

As of June 30, 2017, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Gateway Fund	$59,142
Gateway Equity Call Premium Fund	405
Global Sustainable Equity Fund	13

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended June 30, 2017, were as follows:

Fund	Commissions
Gateway Fund	$107,760
Gateway Equity Call Premium Fund	2,897
Global Sustainable Equity Fund	811

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Notes to Financial Statements (continued)

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f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Payment by Affiliates.  During the period ended June 30, 2017, Natixis AM US reimbursed Global Green Bond Fund $125 in connection with a trading error.

h.  Affiliated Ownership.  As of June 30, 2017, the percentage of each Fund’s net assets owned by affiliates is as follows:

Gateway Fund	Percentage of Net Assets
NGAM Advisors	less than 0.01%

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

Gateway Equity Call Premium Fund	Percentage of Net Assets
NGAM Advisors	less than 0.01%

Global Green Bond Fund	Percentage of Net Assets
Natixis Sustainable Future 2015 Fund	4.60%
Natixis Sustainable Future 2020 Fund	4.15%
Natixis Sustainable Future 2025 Fund	2.64%
Natixis Sustainable Future 2030 Fund	1.59%
Natixis Sustainable Future 2035 Fund	1.07%
Natixis Sustainable Future 2040 Fund	0.64%
Natixis Sustainable Future 2045 Fund	0.35%
Natixis Sustainable Future 2050 Fund	0.26%
Natixis Sustainable Future 2055 Fund	0.26%
Natixis Sustainable Future 2060 Fund	0.26%
Natixis US and affiliates	84.16%
99.98%

Global Sustainable Equity Fund	Percentage of Net Assets
Natixis US and affiliates	93.70%

Investment activities of affiliated shareholders could have material impacts on the Fund.

i.  Reimbursement of Transfer Agent Fees and Expenses.  NGAM Advisors has given a binding contractual undertaking to Gateway Fund, Gateway Equity Call Premium Fund and Global Sustainable Equity Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2018 and is not subject to recovery under the expense limitation agreement described above.

For the period May 1, 2017 through June 30, 2017, NGAM Advisors reimbursed the Funds for transfer agency expenses as follows:

Fund	Reimbursement of Transfer Agency Expenses Class N
Gateway Fund	$24
Gateway Equity Call Premium Fund	24
Global Sustainable Equity Fund	24

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

7.  Class-Specific Transfer Agent Fees and Expenses.  For the period May 1, 2017 (February 28, 2017 for Global Green Bond Fund) through June 30, 2017, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Gateway Fund	$215,380	$42,552	$24	$718,973
Gateway Equity Call Premium Fund	710	48	24	5,446
Global Green Bond Fund	109	—	78	15
Global Sustainable Equity Fund	1	—	24	340

Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time) subject to each Fund’s investment restrictions. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.15% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 13, 2017, the commitment fee was 0.10% per annum based on the average daily unused portion of the line of credit.

For the six months ended June 30, 2017, none of the Funds had borrowings under these agreements.

9.  Broker Commission Recapture.  The Gateway Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included in realized gains in the Statements of Operations.

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Notes to Financial Statements (continued)

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For the six months ended June 30, 2017, the Fund had no amounts rebated under these agreements.

10.  Concentration of Risk.  The Global Sustainable Equity Fund and Global Green Bond Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

11.  Interest Expense.  The Funds may incur interest expense on cash overdrafts at the custodian or from net cash and foreign currency debit balances, if any, for accounts held at brokers. Interest expense incurred for the six months ended June 30, 2017 is reflected on the Statements of Operations.

12.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2017, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6h)	Total Percentage of Ownership
Gateway Equity Call Premium Fund	2	74.21%	—	74.21%
Mirova Global Green Bond Fund	—	—	99.98%	99.98%
Mirova Global Sustainable Equity Fund	—	—	93.70%	93.70%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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Notes to Financial Statements (continued)

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13.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
Gateway Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	7,513,458	$237,005,760	16,559,714	$491,042,327
Issued in connection with the reinvestment of distributions	286,987	9,155,149	754,687	22,679,772
Redeemed	(11,098,657)	(352,087,271)	(23,117,116)	(687,596,539)

Net change	(3,298,212)	$(105,926,362)	(5,802,715)	$(173,874,440)

Class C
Issued from the sale of shares	702,491	$22,114,619	1,841,324	$54,446,816
Issued in connection with the reinvestment of distributions	17,484	555,028	61,318	1,830,016
Redeemed	(1,993,679)	(62,813,311)	(3,049,870)	(90,760,674)

Net change	(1,273,704)	$(40,143,664)	(1,147,228)	$(34,483,842)

Class N(a)
Issued from the sale of shares	31	$1,000	—	$—
Issued in connection with the reinvestment of distributions	— (b)	4	—	—

Net change	31	$1,004	—	$—

Class Y
Issued from the sale of shares	32,258,846	$1,021,332,333	69,770,111	$2,073,132,056
Issued in connection with the reinvestment of distributions	1,029,793	32,854,757	2,272,929	68,355,689
Redeemed	(30,153,258)	(954,127,377)	(94,427,074)	(2,835,955,065)

Net change	3,135,381	$100,059,713	(22,384,034)	$(694,467,320)

Increase (decrease) from capital share transactions	(1,436,504)	$(46,009,309)	(29,333,977)	$(902,825,602)

(a)	From commencement of Class operations on May 1, 2017 through June 30, 2017.
(b)	Amount rounds to less than one share.

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Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

13.  Capital Shares (continued).

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
Gateway Equity Call Premium Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	400,861	$4,550,730	592,010	$6,121,622
Issued in connection with the reinvestment of distributions	3,291	37,475	5,121	53,868
Redeemed	(89,241)	(1,000,452)	(376,732)	(3,971,403)

Net change	314,911	$3,587,753	220,399	$2,204,087

Class C
Issued from the sale of shares	8,009	$88,381	45,956	$492,236
Issued in connection with the reinvestment of distributions	35	391	111	1,192
Redeemed	(3,568)	(39,728)	(1,416)	(14,955)

Net change	4,476	$49,044	44,651	$478,473

Class N(a)
Issued from the sale of shares	88	$1,000	—	$—
Issued in connection with the reinvestment of distributions	— (b)	3	—	—

Net change	88	$1,003	—	$—

Class Y
Issued from the sale of shares	783,659	$8,779,561	1,581,610	$15,844,856
Issued in connection with the reinvestment of distributions	17,869	202,869	39,283	412,824
Redeemed	(619,344)	(6,956,756)	(708,332)	(7,241,554)

Net change	182,184	$2,025,674	912,561	$9,016,126

Increase (decrease) from capital share transactions	501,659	$5,663,474	1,177,611	$11,698,686

(a)	From commencement of Class operations on May 1, 2017 through June 30, 2017.
(b)	Amount rounds to less than one share.

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13.  Capital Shares (continued).

	Period Ended June 30, 2017(a)
Global Green Bond Fund	Shares	Amount
Class A
Issued from the sale of shares	714	$7,110
Redeemed	(1)	(10)

Net change	713	$7,100

Class N
Issued from the sale of shares	2,520,432	$25,206,199
Redeemed	(22)	(217)

Net change	2,520,410	$25,205,982

Class Y
Issued from the sale of shares	101	$1,010
Redeemed	(1)	(10)

Net change	100	$1,000

Increase (decrease) from capital share transactions	2,521,223	$25,214,082

(a)	From commencement of operations on February 28, 2017 through June 30, 2017.

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Notes to Financial Statements (continued)

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13.  Capital Shares (continued).

	Six Months Ended June 30, 2017		Period Ended December 31, 2016(a)
Global Sustainable Equity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	24,229	$270,182	7,436	$74,105
Issued in connection with the reinvestment of distributions	—	—	3	30
Redeemed	—	—	(301)	(3,007)

Net change	24,229	$270,182	7,138	$71,128

Class C
Issued from the sale of shares	15,926	$183,989	5,318	$52,970
Issued in connection with the reinvestment of distributions	—	—	6	60
Redeemed	—	—	(3)	(33)

Net change	15,926	$183,989	5,321	$52,997

Class N(b)
Issued from the sale of shares	89	$1,000	—	$—

Net change	89	$1,000	—	$—

Class Y
Issued from the sale of shares	204,049	$2,229,839	4,997,044	$50,979,075
Issued in connection with the reinvestment of distributions	—	—	9,961	99,208
Redeemed	(112,443)	(1,305,380)	(3,612)	(35,781)

Net change	91,606	$924,459	5,003,393	$51,042,502

Increase (decrease) from capital share transactions	131,850	$1,379,630	5,015,852	$51,166,627

(a)	From commencement of operations on March 31, 2016 through December 31, 2016.
(b)	From commencement of Class operations on May 1, 2017 through June 30, 2017.

14.  Potential Loss Contingency.  The Gateway Fund has been named as a defendant, along with other financial institutions and individuals, in an action brought by a trustee of a trust created under a bankruptcy plan seeking to recover as intentional and constructive fraudulent transfers amounts the Fund and others received in connection with a merger involving a company formerly held in the Gateway Fund’s portfolio. The Fund received $9,525,600 in connection with the merger. The defendants (including the Fund) requested, and the Bankruptcy Court granted, the defendant’s motion to dismiss the plaintiff’s intentional fraudulent transfer claim and are in the process of seeking dismissal of the plaintiff’s constructive fraudulent transfer claim.

The Fund also is potentially an unnamed member of a putative defendant class in a separate action brought by a different trustee appointed under the same bankruptcy plan seeking to recover the same alleged fraudulent transfer as an intentional fraudulent transfer. The defendants (including the Fund) are in the process of seeking dismissal of this intentional fraudulent transfer claim.

|  102

Notes to Financial Statements (continued)

June 30, 2017 (Unaudited)

Although it is reasonably possible that an outcome unfavorable to the Fund could result from either or both of these cases, a reasonable estimate of the amount of potential loss to the Fund cannot be made at this time. The Fund (as well as the substantial majority of the other defendants (totaling more than 100) that received total proceeds of, according to Plaintiff’s records, approximately $1.26 billion) has opted to continue working with counsel to defend the litigation (rather than settle for an amount that, in the Fund’s case, is substantially higher than the amount that the Fund has incurred in legal costs so far (approximately $83,000)).

103  |

NATIXIS FUNDS

Supplement dated June 30, 2017 to the Natixis Funds Summary Prospectuses, dated February 28, 2017, March 31, 2017, and May 1, 2017, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund

ASG Dynamic Allocation Fund

ASG Global Alternatives Fund

ASG Managed Futures Strategy Fund

ASG Tactical U.S. Market Fund

Gateway Equity Call Premium Fund

Gateway Fund

Loomis Sayles Core Plus Bond Fund

Loomis Sayles Dividend Income Fund

Loomis Sayles Global Equity and Income Fund

Loomis Sayles Global Growth Fund

Loomis Sayles Growth Fund

Loomis Sayles High Income Fund

Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Investment Grade Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

Loomis Sayles Multi-Asset Income Fund

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Loomis Sayles Strategic Alpha Fund

Loomis Sayles Strategic Income Fund

Loomis Sayles Value Fund

Mirova Global Green Bond Fund

Mirova Global Sustainable Equity Fund

McDonnell Intermediate Municipal Bond Fund

Natixis Oakmark Fund

Natixis Oakmark International Fund

Natixis U.S. Equity Opportunities Fund

Vaughan Nelson Select Fund

Vaughan Nelson Small Cap Value Fund

Vaughan Nelson Value Opportunity Fund

Effective July 1, 2017, the information under sub-sections “Class A and C Shares” and “Class A Shares,” as applicable, in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$50

For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50

For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$50

Coverdell Education Savings Accounts using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$500	$50

This page not part of shareholder report

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

Effective July 1, 2017, the information under sub-section “Class Y Shares” in the section “Purchase and Sale of Fund Shares” in each Fund’s Summary is hereby amended and restated as follows:

Class Y shares of the Fund are generally subject to a minimum initial investment of $100,000 and a minimum subsequent investment of $50, except there is no minimum initial or subsequent investment for:

•

Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

•	Certain Retirement Plans. Please consult your retirement plan administrator to determine if your retirement plan is subject to additional or different conditions or fees.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

•	Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

•

Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

This page not part of shareholder report

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a) (3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By: /s/ David L. Giunta

Name:    David L. Giunta

Title:      President and Chief Executive Officer

Date:      August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name:    David L. Giunta

Title:      President and Chief Executive Officer

Date:      August 22, 2017

By:     /s/ Michael C. Kardok

Name:    Michael C. Kardok

Title:      Treasurer

Date:      August 22, 2017